UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: July 31

Date of reporting period: April 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® MSCI Consumer Discretionary Index ETF

April 30, 2014

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
AUTO COMPONENTS – 4.7%
Auto Parts & Equipment – 4.4%
American Axle & Manufacturing Holdings, Inc. (a)	1,020	$18,003
Autoliv, Inc.	1,448	147,667
BorgWarner, Inc.	3,414	212,146
Dana Holding Corp.	2,190	46,362
Delphi Automotive PLC	4,378	292,626
Dorman Products, Inc. (a)	430	24,746
Drew Industries, Inc.	330	16,606
Federal-Mogul Corp. Class A (a)	570	9,815
Fox Factory Holding Corp. (a)	129	2,192
Fuel Systems Solutions, Inc. (a)	240	2,515
Gentex Corp.	2,158	61,870
Gentherm, Inc. (a)	510	18,538
Johnson Controls, Inc.	10,295	464,716
Lear Corp.	1,144	95,021
Modine Manufacturing Co. (a)	690	11,371
Standard Motor Products, Inc.	324	12,309
Superior Industries International, Inc.	360	7,610
Tenneco, Inc. (a)	909	54,422
TRW Automotive Holdings Corp. (a)	1,733	139,247
Visteon Corp. (a)	655	56,861

		1,694,643

Tires & Rubber – 0.3%
Cooper Tire & Rubber Co.	932	23,440
The Goodyear Tire & Rubber Co.	3,701	93,265

		116,705

TOTAL AUTO COMPONENTS		1,811,348

AUTOMOBILES – 5.4%
Automobile Manufacturers – 4.8%
Ford Motor Co.	55,187	891,270
General Motors Co.	18,321	631,708
Tesla Motors, Inc. (a)	1,285	267,139
Thor Industries, Inc.	681	41,452
Winnebago Industries, Inc. (a)	420	10,038

		1,841,607

Motorcycle Manufacturers – 0.6%
Harley-Davidson, Inc.	3,327	245,999

TOTAL AUTOMOBILES		2,087,606

DISTRIBUTORS – 1.0%
Distributors – 1.0%
Core-Mark Holding Co., Inc.	172	13,853
Genuine Parts Co.	2,323	202,380
LKQ Corp. (a)	4,502	131,098
Pool Corp.	707	41,727
Weyco Group, Inc.	90	2,258

TOTAL DISTRIBUTORS		391,316

	Shares	Value
DIVERSIFIED CONSUMER SERVICES – 1.4%
Education Services – 0.6%
American Public Education, Inc. (a)	263	$9,100
Apollo Group, Inc. Class A (non-vtg.) (a)	1,533	44,242
Bridgepoint Education, Inc. (a)	267	4,232
Bright Horizons Family Solutions, Inc. (a)	491	20,023
Capella Education Co.	180	10,505
DeVry, Inc.	872	39,266
Graham Holdings Co. Class B	70	46,986
Grand Canyon Education, Inc. (a)	636	27,424
ITT Educational Services, Inc. (a)	231	6,237
K12, Inc. (a)	424	10,040
Strayer Education, Inc. (a)	153	6,523
Universal Technical Institute, Inc.	330	3,963

		228,541

Specialized Consumer Services – 0.8%
Ascent Capital Group, Inc. Class A (a)	180	12,378
H&R Block, Inc.	4,131	117,403
Hillenbrand, Inc.	957	29,093
LifeLock, Inc. (a)	661	10,378
Matthews International Corp. Class A	420	16,947
Outerwall, Inc. (a)	259	17,962
Regis Corp.	840	11,038
Service Corp. International	3,187	59,820
Sotheby’s Class A	1,020	42,901
Steiner Leisure Ltd. (a)	201	8,677
Weight Watchers International, Inc.	420	8,316

		334,913

TOTAL DIVERSIFIED CONSUMER SERVICES		563,454

HOTELS, RESTAURANTS & LEISURE – 15.4%
Casinos & Gaming – 2.7%
Bally Technologies, Inc. (a)	579	37,699
Boyd Gaming Corp. (a)	1,101	13,014
Caesars Entertainment Corp. (a)	865	15,977
Churchill Downs, Inc.	204	17,917
International Game Technology	3,730	46,811
Isle of Capri Casinos, Inc. (a)	330	2,244
Las Vegas Sands Corp.	6,138	485,700
MGM Mirage, Inc. (a)	5,878	148,302
Multimedia Games Holding Co., Inc. (a)	447	13,052
Penn National Gaming, Inc. (a)	954	10,647
Scientific Games Corp. Class A (a)	728	8,721
Wynn Resorts Ltd.	1,218	248,338

		1,048,422

Hotels, Resorts & Cruise Lines – 2.6%
Carnival Corp.	5,758	226,347
Choice Hotels International, Inc.	480	21,206
Diamond Resorts International Inc. (a)	631	11,806
Interval Leisure Group, Inc.	510	13,143
Marcus Corp.	270	4,517

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Hotels, Resorts & Cruise Lines – continued
Marriott International, Inc. Class A	3,587	$207,795
Marriott Vacations Worldwide Corp. (a)	328	17,869
Orient-Express Hotels Ltd. (a)	1,380	18,078
Royal Caribbean Cruises Ltd.	2,301	122,252
Starwood Hotels & Resorts Worldwide, Inc.	2,867	219,756
Wyndham Worldwide Corp.	1,950	139,113

		1,001,882

Leisure Facilities – 0.3%
International Speedway Corp. Class A	415	13,048
Life Time Fitness, Inc. (a)	599	28,752
Six Flags Entertainment Corp.	1,078	43,271
Town Sports International Holdings, Inc.	270	1,893
Vail Resorts, Inc.	540	37,384

		124,348

Restaurants – 9.8%
Biglari Holdings, Inc. (a)	21	9,009
BJ’s Restaurants, Inc. (a)	390	11,135
Bloomin’ Brands, Inc. (a)	1,126	24,006
Bob Evans Farms, Inc.	411	19,264
Bravo Brio Restaurant Group, Inc. (a)	253	3,787
Brinker International, Inc.	1,012	49,730
Buffalo Wild Wings, Inc. (a)	289	42,229
Chipotle Mexican Grill, Inc. (a)	464	231,304
Chuys Holdings, Inc. (a)	235	8,448
Cracker Barrel Old Country Store, Inc.	305	28,896
Darden Restaurants, Inc.	1,977	98,277
Del Frisco’s Restaurant Group, Inc. (a)	363	9,442
Denny’s Corp. (a)	1,380	9,301
DineEquity, Inc.	247	18,725
Domino’s Pizza, Inc.	832	61,884
Dunkin’ Brands Group, Inc.	1,590	72,361
Fiesta Restaurant Group, Inc. (a)	356	13,033
Ignite Restaurant Group, Inc. (a)	120	1,697
Jack in the Box, Inc. (a)	608	32,552
Krispy Kreme Doughnuts, Inc. (a)	906	15,891
McDonald’s Corp.	14,920	1,512,590
Noodles & Co. (a)	220	7,214
Panera Bread Co. Class A (a)	400	61,188
Papa John’s International, Inc.	478	20,965
Popeyes Louisiana Kitchen, Inc. (a)	360	13,716
Red Robin Gourmet Burgers, Inc. (a)	210	14,276
Ruby Tuesday, Inc. (a)	840	6,476
Ruth’s Hospitality Group, Inc.	540	6,799
Sonic Corp. (a)	810	15,422
Starbucks Corp.	11,302	798,147
Texas Roadhouse, Inc. Class A	958	23,701
The Cheesecake Factory, Inc.	746	33,488
Wendy’s Co.	4,055	33,697

	Shares	Value
Yum! Brands, Inc.	6,689	$514,986

		3,823,636

TOTAL HOTELS, RESTAURANTS & LEISURE		5,998,288

HOUSEHOLD DURABLES – 4.2%
Consumer Electronics – 0.6%
Garmin Ltd.	1,760	100,496
Harman International Industries, Inc.	1,012	110,925
Universal Electronics, Inc. (a)	240	8,964

		220,385

Home Furnishings – 0.7%
Ethan Allen Interiors, Inc.	390	9,469
La-Z-Boy, Inc.	780	18,899
Leggett & Platt, Inc.	2,130	69,992
Mohawk Industries, Inc. (a)	923	122,215
Tempur Sealy International, Inc. (a)	900	45,162

		265,737

Homebuilding – 1.5%
Beazer Homes U.S.A., Inc. (a)	390	7,394
Cavco Industries, Inc. (a)	119	9,276
D.R. Horton, Inc.	4,354	97,007
Hovnanian Enterprises, Inc. Class A (a)	1,680	7,493
KB Home	1,280	21,133
Lennar Corp. Class A	2,449	94,507
M.D.C. Holdings, Inc.	600	16,560
M/I Homes, Inc. (a)	360	8,017
Meritage Homes Corp. (a)	560	21,605
NVR, Inc. (a)	66	71,082
PulteGroup, Inc.	5,162	94,929
Ryland Group, Inc.	690	26,489
Standard Pacific Corp. (a)	2,280	18,217
Taylor Morrison Home Corp. Class A (a)	485	10,287
Toll Brothers, Inc. (a)	2,499	85,566
TRI Pointe Homes, Inc. (a)	270	4,339
WCI Communities, Inc. (a)	280	5,367
William Lyon Homes Class A (a)	247	6,447

		605,715

Household Appliances – 0.6%
Helen of Troy Ltd. (a)	426	26,710
iRobot Corp. (a)	417	13,969
NACCO Industries, Inc. Class A	81	4,341
Whirlpool Corp.	1,178	180,682

		225,702

Housewares & Specialties – 0.8%
Blyth, Inc.	150	1,406
CSS Industries, Inc.	150	3,596
Jarden Corp. (a)	1,830	104,584
Libbey, Inc. (a)	300	8,001
Newell Rubbermaid, Inc.	4,338	130,617

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
HOUSEHOLD DURABLES – continued
Housewares & Specialties – continued
Tupperware Brands Corp.	758	$64,362

		312,566

TOTAL HOUSEHOLD DURABLES		1,630,105

INTERNET & CATALOG RETAIL – 9.1%
Catalog Retail – 0.6%
HSN, Inc.	561	32,560
Liberty Media Corp. Interactive Series A (a)	7,174	208,477

		241,037

Internet Retail – 8.5%
1-800-FLOWERS.com, Inc. Class A (a)	390	2,125
Amazon.com, Inc. (a)	5,491	1,669,978
Blue Nile, Inc. (a)	200	6,946
Expedia, Inc.	1,584	112,448
FTD Cos., Inc. (a)	244	7,403
Groupon, Inc. Class A (a)	6,637	46,393
HomeAway, Inc. (a)	877	28,608
Lands’ End, Inc. (a)	168	4,645
Liberty Media Corp. Series A (a)	1,064	61,754
Netflix, Inc. (a)	799	257,310
NutriSystem, Inc.	420	6,300
Orbitz Worldwide, Inc. (a)	420	3,087
Overstock.com, Inc. (a)	245	3,925
PetMed Express, Inc.	300	3,927
priceline.com, Inc. (a)	771	892,625
RetailMeNot, Inc. (a)	275	8,198
Shutterfly, Inc. (a)	570	23,330
TripAdvisor, Inc. (a)	1,747	141,053
Vitacost.com, Inc. (a)	330	2,201

		3,282,256

TOTAL INTERNET & CATALOG RETAIL		3,523,293

LEISURE PRODUCTS – 1.4%
Leisure Products – 1.4%
Arctic Cat, Inc.	210	8,587
Black Diamond, Inc. (a)	330	3,680
Brunswick Corp.	1,354	54,417
Callaway Golf Co.	1,080	9,407
Hasbro, Inc.	1,743	96,318
Leapfrog Enterprises, Inc. Class A (a)	900	6,165
Mattel, Inc.	5,065	198,624
Polaris Industries, Inc.	986	132,449
Smith & Wesson Holding Corp. (a)	960	14,736
Sturm, Ruger & Co., Inc.	293	18,855

TOTAL LEISURE PRODUCTS		543,238

	Shares	Value
MEDIA – 27.6%
Advertising – 1.2%
Clear Channel Outdoor Holding, Inc. Class A	540	$4,331
Harte-Hanks, Inc.	720	5,789
Interpublic Group of Companies, Inc.	6,231	108,544
Lamar Advertising Co. Class A (a)	1,198	59,804
National CineMedia, Inc.	913	13,869
Omnicom Group, Inc.	3,872	262,057
ReachLocal, Inc. (a)	150	1,500
Sizmek, Inc. (a)	330	3,161

		459,055

Broadcasting – 2.8%
CBS Corp. Class B (non-vtg.)	8,425	486,628
Cumulus Media, Inc. Class A (a)	1,650	10,577
Discovery Communications, Inc. Class A (a)	2,198	166,828
Discovery Communications, Inc. Class C (non-vtg.) (a)	1,265	88,714
Entercom Communications Corp. Class A (a)	330	3,564
Liberty Media Corp. Class A (a)	1,483	192,360
Nexstar Broadcasting Group, Inc. Class A	450	17,932
Scripps Networks Interactive, Inc. Class A	1,252	93,988
Sinclair Broadcast Group, Inc. Class A	1,110	29,670

		1,090,261

Cable & Satellite – 11.0%
AMC Networks, Inc. Class A (a)	862	56,607
Cablevision Systems Corp. – NY Group Class A	2,884	48,163
Charter Communications, Inc. Class A (a)	935	126,720
Comcast Corp. Class A	32,030	1,657,873
Comcast Corp. Class A (special) (non-vtg.)	7,052	359,864
DIRECTV (a)	7,494	581,534
DISH Network Corp. Class A (a)	3,282	186,614
Liberty Global PLC Series A (a)	3,156	125,672
Liberty Global PLC Series C (a)	7,949	305,480
Loral Space & Communications Ltd. (a)	180	12,958
Sirius XM Holdings, Inc. (a)	45,910	146,453
Starz – Liberty Capital Series A (a)	1,317	42,500
Time Warner Cable, Inc.	4,232	598,659

		4,249,097

Movies & Entertainment – 11.7%
Carmike Cinemas, Inc. (a)	337	9,995
Cinemark Holdings, Inc.	1,560	46,207
DreamWorks Animation SKG, Inc. Class A (a)	1,020	24,511
Lions Gate Entertainment Corp.	1,230	32,632
Live Nation Entertainment, Inc. (a)	2,095	43,744
Regal Entertainment Group Class A	1,290	24,252
The Madison Square Garden Co. Class A (a)	900	49,140

Quarterly Report	4

Common Stocks – continued
	Shares	Value
MEDIA – continued
Movies & Entertainment – continued
The Walt Disney Co.	25,031	$1,985,960
Time Warner, Inc.	13,568	901,729
Twenty-First Century Fox, Inc. Class A	22,246	712,317
Twenty-First Century Fox, Inc. Class B	6,575	205,929
Viacom, Inc. Class B (non-vtg.)	5,932	504,101
World Wrestling Entertainment, Inc. Class A	468	9,126

		4,549,643

Publishing – 0.9%
E.W. Scripps Co. Class A (a)	480	8,222
Gannett Co., Inc.	3,420	92,922
John Wiley & Sons, Inc. Class A	696	39,992
Journal Communications, Inc. Class A (a)	510	4,090
Meredith Corp.	540	23,798
Morningstar, Inc.	352	25,812
New Media Investment Group, Inc. (a)	387	5,523
News Corp. Class A (a)	5,666	96,435
Scholastic Corp.	420	13,822
The McClatchy Co. Class A (a)	960	5,261
The New York Times Co. Class A	2,035	32,723

		348,600

TOTAL MEDIA		10,696,656

MULTILINE RETAIL – 4.8%
Department Stores – 1.9%
Dillard’s, Inc. Class A	390	38,193
J.C. Penney Co., Inc. (a)	4,118	35,085
Kohl’s Corp.	3,088	169,192
Macy’s, Inc.	5,539	318,105
Nordstrom, Inc.	2,314	141,802
Sears Holdings Corp. (a)	561	24,577

		726,954

General Merchandise Stores – 2.9%
Big Lots, Inc. (a)	870	34,365
Dollar General Corp. (a)	4,625	261,035
Dollar Tree, Inc. (a)	3,115	162,198
Family Dollar Stores, Inc.	1,552	91,180
Fred’s, Inc. Class A	540	9,839
Gordmans Stores, Inc.	150	673
Target Corp.	9,016	556,738
Tuesday Morning Corp. (a)	570	7,969

		1,123,997

TOTAL MULTILINE RETAIL		1,850,951

SPECIALTY RETAIL – 18.1%
Apparel Retail – 4.7%
Abercrombie & Fitch Co. Class A	1,142	41,980
American Eagle Outfitters, Inc.	2,580	29,825
ANN, Inc. (a)	689	27,002

	Shares	Value
Ascena Retail Group, Inc. (a)	2,069	$35,587
bebe stores, Inc.	540	2,727
Brown Shoe Co., Inc.	630	14,862
Chico’s FAS, Inc.	2,361	37,493
Destination Maternity Corp.	180	4,439
DSW, Inc. Class A	1,130	37,731
Express, Inc. (a)	1,176	17,134
Finish Line, Inc. Class A	750	20,647
Foot Locker, Inc.	2,223	103,436
Francescas Holdings Corp. (a)	630	10,307
Gap, Inc.	3,695	145,213
Genesco, Inc. (a)	360	27,493
Guess?, Inc.	960	25,834
Jos. A. Bank Clothiers, Inc. (a)	420	27,111
L Brands, Inc.	3,688	199,890
New York & Co., Inc. (a)	480	2,011
Ross Stores, Inc.	3,264	222,213
Shoe Carnival, Inc.	210	4,796
Stage Stores, Inc.	466	8,938
Stein Mart, Inc.	477	5,962
The Buckle, Inc.	441	20,723
The Cato Corp. Class A	420	11,966
The Children’s Place Retail Stores, Inc.	335	16,080
The Men’s Wearhouse, Inc.	683	32,360
Tilly’s, Inc. Class A (a)	150	1,695
TJX Companies, Inc.	10,731	624,330
Urban Outfitters, Inc. (a)	1,765	62,931
Zumiez, Inc. (a)	360	8,802

		1,831,518

Automotive Retail – 2.6%
Advance Auto Parts, Inc.	1,093	132,570
America’s Car Mart, Inc. (a)	120	4,337
Asbury Automotive Group, Inc. (a)	420	25,931
AutoZone, Inc. (a)	512	273,352
CarMax, Inc. (a)	3,355	146,882
CST Brands, Inc.	1,132	36,937
Group 1 Automotive, Inc.	352	25,390
Lithia Motors, Inc. Class A	352	26,146
Monro Muffler Brake, Inc.	450	25,380
Murphy USA, Inc. (a)	661	28,092
O’Reilly Automotive, Inc. (a)	1,607	239,105
Penske Automotive Group, Inc.	667	30,589
Sonic Automotive, Inc. Class A	570	13,874
The Pep Boys – Manny, Moe & Jack (a)	720	7,358

		1,015,943

Computer & Electronics Retail – 0.6%
Best Buy Co., Inc.	4,090	106,054
Conn’s, Inc. (a)	376	16,630
GameStop Corp. Class A	1,750	69,440
Rent-A-Center, Inc.	804	23,485

		215,609

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
SPECIALTY RETAIL – continued
Home Improvement Retail – 6.3%
Home Depot, Inc.	21,116	$1,678,933
Lowe’s Companies, Inc.	15,747	722,945
Lumber Liquidators Holdings, Inc. (a)	414	36,084
Sears Hometown & Outlet Stores, Inc. (a)	150	3,542
Tile Shop Holdings, Inc. (a)	420	5,920

		2,447,424

Homefurnishing Retail – 1.0%
Aarons, Inc. Class A	1,080	31,828
Bed Bath & Beyond, Inc. (a)	3,213	199,624
Haverty Furniture Companies, Inc.	300	7,662
Kirkland’s, Inc. (a)	240	4,106
Mattress Firm Holding Corp. (a)	210	9,490
Pier 1 Imports, Inc.	1,384	25,272
Restoration Hardware Holdings, Inc. (a)	445	27,763
Select Comfort Corp. (a)	840	15,456
Williams-Sonoma, Inc.	1,298	81,540

		402,741

Specialty Stores – 2.9%
Barnes & Noble, Inc. (a)	540	8,856
Big 5 Sporting Goods Corp.	240	2,930
Cabela’s, Inc. Class A (a)	741	48,617
Dick’s Sporting Goods, Inc.	1,533	80,728
Five Below, Inc. (a)	690	27,814
GNC Holdings, Inc. Class A	1,417	63,765
Hibbett Sports, Inc. (a)	390	21,001
MarineMax, Inc. (a)	360	5,782
Office Depot, Inc. (a)	7,611	31,129
PetSmart, Inc.	1,492	100,979
Sally Beauty Holdings, Inc. (a)	2,467	67,620
Signet Jewelers Ltd.	1,200	121,584
Staples, Inc.	9,772	122,150
Tiffany & Co., Inc.	1,930	168,856
Tractor Supply Co.	2,096	140,935
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	909	79,728
Vitamin Shoppe, Inc. (a)	441	21,115
Winmark Corp.	37	2,807
Zale Corp. (a)	485	10,374

		1,126,770

TOTAL SPECIALTY RETAIL		7,040,005

TEXTILES, APPAREL & LUXURY GOODS – 6.8%
Apparel, Accessories & Luxury Goods – 4.4%
Carter’s, Inc.	737	54,287
Coach, Inc.	4,201	187,575
Columbia Sportswear Co.	210	18,056
Fossil Group, Inc. (a)	744	79,347

	Shares	Value
G-III Apparel Group Ltd. (a)	261	$18,732
Hanesbrands, Inc.	1,497	122,889
Iconix Brand Group, Inc. (a)	775	32,937
Kate Spade & Co. (a)	1,840	63,977
lululemon athletica, Inc. (a)	1,529	70,227
Michael Kors Holdings Ltd. (a)	2,899	264,389
Movado Group, Inc.	292	11,470
Oxford Industries, Inc.	217	14,324
Perry Ellis International, Inc. (a)	180	2,718
PVH Corp.	1,222	153,446
Quiksilver, Inc. (a)	1,890	12,134
Ralph Lauren Corp.	905	136,990
Tumi Holdings, Inc. (a)	660	13,477
Under Armour, Inc. Class A (a)	2,438	119,194
Vera Bradley, Inc. (a)	300	8,490
VF Corp.	5,296	323,533

		1,708,192

Footwear – 2.4%
Crocs, Inc. (a)	1,307	19,775
Deckers Outdoor Corp. (a)	516	40,738
NIKE, Inc. Class B	10,672	778,522
Skechers U.S.A., Inc. Class A (a)	600	24,594
Steven Madden Ltd. (a)	945	33,652
Wolverine World Wide, Inc.	1,500	42,150

		939,431

Textiles – 0.0%
Unifi, Inc. (a)	238	5,269

TOTAL TEXTILES, APPAREL & LUXURY GOODS		2,652,892

TOTAL COMMON STOCKS (Cost $39,285,930)		38,789,152

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $46,752)	46,752	46,752

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $39,332,682)		38,835,904

NET OTHER ASSETS (LIABILITIES) – 0.0%		(19,089)

NET ASSETS – 100%		$38,816,815

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Quarterly Report	6

Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$38,789,152	$38,789,152	$—	$—
Money Market Funds	46,752	46,752	—	—

Total Investments in Securities:	$38,835,904	$38,835,904	$—	$—

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $39,339,725. Net unrealized depreciation aggregated $503,821, of which $1,328,171 related to appreciated investment securities and $1,831,992 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s net asset value is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual shareholder report.

7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	8

Quarterly Holdings Report

for

Fidelity® MSCI Consumer Staples Index ETF

April 30, 2014

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 100.5%
	Shares	Value
BEVERAGES – 21.0%
Brewers – 0.6%
Molson Coors Brewing Co. Class B	3,198	$191,784
The Boston Beer Co., Inc. Class A (a)	189	46,502

		238,286

Distillers & Vintners – 2.1%
Beam, Inc.	3,067	256,002
Brown-Forman Corp. Class B	2,589	232,285
Constellation Brands, Inc. Class A (a)	3,495	279,041

		767,328

Soft Drinks – 18.3%
Coca-Cola Bottling Co. Consolidated	108	8,881
Coca-Cola Enterprises, Inc.	5,199	236,243
Dr Pepper Snapple Group, Inc.	4,229	234,371
Monster Beverage Corp. (a)	3,005	201,215
National Beverage Corp. (a)	252	4,859
PepsiCo, Inc.	32,269	2,771,584
The Coca-Cola Co.	83,622	3,410,941

		6,868,094

TOTAL BEVERAGES		7,873,708

FOOD & STAPLES RETAILING – 23.6%
Drug Retail – 8.6%
CVS Caremark Corp.	25,046	1,821,345
Rite Aid Corp. (a)	15,532	113,384
Walgreen Co.	18,987	1,289,217

		3,223,946

Food Distributors – 1.6%
Spartan Stores, Inc.	783	16,866
Sysco Corp.	12,247	446,158
The Andersons, Inc.	574	35,755
The Chefs’ Warehouse, Inc. (a)	392	7,875
United Natural Foods, Inc. (a)	1,044	72,067

		578,721

Food Retail – 3.2%
Casey’s General Stores, Inc.	822	56,439
Fairway Group Holdings Corp. (a)	352	2,439
Ingles Markets, Inc. Class A	224	5,150
Natural Grocers by Vitamin Cottage, Inc. (a)	192	6,835
Roundy’s, Inc.	778	5,267
Safeway, Inc.	5,205	177,282
SUPERVALU, Inc. (a)	4,412	30,840
Susser Holdings Corp. (a)	384	29,714
The Fresh Market, Inc. (a)	832	30,867
The Kroger Co.	10,410	479,277
The Pantry, Inc. (a)	547	8,227
Weis Markets, Inc.	255	11,753
Whole Foods Market, Inc.	7,446	370,066

		1,214,156

	Shares	Value
Hypermarkets & Super Centers – 10.2%
Costco Wholesale Corp.	9,196	$1,063,793
PriceSmart, Inc.	413	39,664
Wal-Mart Stores, Inc.	34,249	2,729,988

		3,833,445

TOTAL FOOD & STAPLES RETAILING		8,850,268

FOOD PRODUCTS – 19.0%
Agricultural Products – 2.8%
Alico, Inc.	84	2,933
Archer-Daniels-Midland Co.	13,852	605,748
Bunge Ltd.	3,103	247,154
Darling International, Inc. (a)	3,330	66,633
Fresh Del Monte Produce, Inc.	848	24,499
Ingredion, Inc.	1,613	113,636

		1,060,603

Packaged Foods & Meats – 16.2%
B&G Foods, Inc.	1,132	37,130
Boulder Brands, Inc. (a)	1,319	19,468
Cal-Maine Foods, Inc.	302	18,008
Calavo Growers, Inc.	278	8,643
Campbell Soup Co.	4,297	195,470
Chiquita Brands International, Inc. (a)	1,014	11,641
ConAgra Foods, Inc.	8,889	271,203
Dean Foods Co. (a)	2,008	31,807
Diamond Foods, Inc. (a)	477	14,582
Flowers Foods, Inc.	3,952	81,095
General Mills, Inc.	13,352	707,923
Hillshire Brands Co.	2,589	92,298
Hormel Foods Corp.	3,065	146,170
J&J Snack Foods Corp.	314	29,390
Kellogg Co.	5,340	356,872
Keurig Green Mountain, Inc.	2,617	245,161
Kraft Foods Group, Inc.	12,543	713,195
Lancaster Colony Corp.	410	38,901
McCormick & Co., Inc. (non-vtg.)	2,527	179,922
Mead Johnson Nutrition Co.	4,254	375,458
Mondelez International, Inc. Class A	35,063	1,249,996
Pilgrim’s Pride Corp. (a)	1,401	30,626
Pinnacle Foods, Inc.	1,130	34,352
Post Holdings, Inc. (a)	808	42,226
Sanderson Farms, Inc.	439	36,117
Seaboard Corp. (a)	8	19,504
Seneca Foods Corp. Class A (a)	165	4,686
Snyders-Lance, Inc.	1,048	27,835
The Hain Celestial Group, Inc. (a)	1,007	86,622
The Hershey Co.	3,261	313,839
The JM Smucker Co.	2,216	214,243
Tootsie Roll Industries, Inc.	457	12,883
TreeHouse Foods, Inc. (a)	773	57,851

Quarterly Report	2

Common Stocks – continued
	Shares	Value
FOOD PRODUCTS – continued
Packaged Foods & Meats – continued
Tyson Foods, Inc. Class A	5,770	$242,167
WhiteWave Foods Co. Class A (a)	3,680	101,899

		6,049,183

TOTAL FOOD PRODUCTS		7,109,786

HOUSEHOLD PRODUCTS – 20.3%
Household Products – 20.3%
Central Garden and Pet Co. (a)	346	2,813
Central Garden and Pet Co. Class A (a)	779	6,443
Church & Dwight Co., Inc.	2,927	201,992
Colgate-Palmolive Co.	19,471	1,310,398
Energizer Holdings, Inc.	1,326	148,101
Harbinger Group, Inc. (a)	756	8,815
Kimberly-Clark Corp.	8,033	901,704
Spectrum Brands Holdings, Inc.	496	38,108
The Clorox Co.	2,720	246,704
The Procter & Gamble Co.	57,191	4,721,117
WD-40 Co.	308	22,435

TOTAL HOUSEHOLD PRODUCTS		7,608,630

IT SERVICES – 0.0%
Data Processing & Outsourced Services – 0.0%
Blackhawk Network Holdings, Inc. Class B (a)	129	2,971

PERSONAL PRODUCTS – 2.0%
Personal Products – 2.0%
Avon Products, Inc.	9,154	139,873
Elizabeth Arden, Inc. (a)	40	1,470
Herbalife Ltd.	1,818	109,044
Inter Parfums, Inc.	362	13,246
Medifast, Inc. (a)	252	7,976
Nu Skin Enterprises, Inc. Class A	1,131	98,397

	Shares	Value
Revlon, Inc. Class A (a)	296	$8,921
The Estee Lauder Cos., Inc. Class A	5,039	365,680
USANA Health Sciences, Inc. (a)	147	9,975

TOTAL PERSONAL PRODUCTS		754,582

TOBACCO – 14.6%
Tobacco – 14.6%
Alliance One International, Inc. (a)	1,744	4,482
Altria Group, Inc.	42,087	1,688,109
Lorillard, Inc.	7,757	460,921
Philip Morris International, Inc.	33,711	2,879,931
Reynolds American, Inc.	6,830	385,417
Universal Corp.	408	22,264
Vector Group Ltd.	1,429	30,438

TOTAL TOBACCO		5,471,562

TOTAL COMMON STOCKS (Cost $35,724,482)		37,671,507

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $16,129)	16,129	16,129

TOTAL INVESTMENT PORTFOLIO – 100.6% (Cost $35,740,611)		37,687,636

NET OTHER ASSETS (LIABILITIES) – (0.6%)		(212,291)

NET ASSETS – 100%		$37,475,345

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$37,671,507	$37,671,507	$—	$—
Money Market Funds	16,129	16,129	—	—

Total Investments in Securities:	$37,687,636	$37,687,636	$—	$—

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $35,752,567. Net unrealized appreciation aggregated $1,935,069, of which $2,183,271 related to appreciated investment securities and $248,202 related to depreciated investment securities.

3	Quarterly Report

Investments (Unaudited) – continued

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s net asset value is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Energy Index ETF

April 30, 2014

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
ENERGY EQUIPMENT & SERVICES – 20.7%
Oil & Gas Drilling – 2.9%
Atwood Oceanics, Inc. (a)	2,520	$124,891
Diamond Offshore Drilling, Inc.	3,046	166,342
Ensco PLC Class A	10,234	516,305
Helmerich & Payne, Inc.	4,692	509,786
Hercules Offshore, Inc. (a)	5,990	26,775
Nabors Industries Ltd.	12,930	329,974
Noble Corp. PLC	11,086	341,560
Parker Drilling Co. (a)	5,280	35,006
Patterson-UTI Energy, Inc.	6,324	205,720
Pioneer Energy Services Corp. (a)	2,772	41,497
Rowan Cos. PLC Class A (a)	5,476	169,318
Unit Corp. (a)	1,920	126,624

		2,593,798

Oil & Gas Equipment & Services – 17.8%
Baker Hughes, Inc.	19,415	1,357,109
Basic Energy Services, Inc. (a)	1,188	31,387
Bristow Group, Inc.	1,596	122,573
C&J Energy Services, Inc. (a)	1,665	50,050
Cameron International Corp. (a)	10,422	677,013
CARBO Ceramics, Inc.	915	128,018
Core Laboratories N.V.	1,982	371,982
Dawson Geophysical Co.	331	9,354
Dresser-Rand Group, Inc. (a)	3,314	200,298
Dril-Quip, Inc. (a)	1,518	171,716
Era Group, Inc. (a)	858	24,496
Exterran Holdings, Inc.	2,576	110,820
FMC Technologies, Inc. (a)	10,367	587,809
Forum Energy Technologies, Inc. (a)	2,242	66,946
Frank’s International N.V.	1,712	46,960
Geospace Technologies Corp. (a)	534	31,041
Gulf Island Fabrication, Inc.	594	11,916
Gulfmark Offshore, Inc. Class A	264	11,883
Halliburton Co.	37,165	2,343,997
Helix Energy Solutions Group, Inc. (a)	4,422	106,305
Hornbeck Offshore Services, Inc. (a)	1,447	59,949
ION Geophysical Corp. (a)	5,660	24,904
Key Energy Services, Inc. (a)	6,336	63,613
Matrix Service Co. (a)	1,130	34,996
McDermott International, Inc. (a)	10,362	74,917
Mitcham Industries, Inc. (a)	528	7,286
National Oilwell Varco, Inc.	18,753	1,472,673
Natural Gas Services Group, Inc. (a)	532	16,327
Newpark Resources, Inc. (a)	3,760	45,270
Nuverra Environmental Solutions, Inc. (a)	718	12,213
Oceaneering International, Inc.	4,744	347,640
Oil States International, Inc. (a)	2,431	236,147
PHI, Inc. (non-vtg.) (a)	534	23,923
RigNet, Inc. (a)	405	18,938
RPC, Inc.	2,904	64,556
Schlumberger Ltd.	57,697	5,859,130

	Shares	Value
SEACOR Holdings, Inc. (a)	858	$71,549
Superior Energy Services, Inc.	6,996	230,308
Tesco Corp. (a)	1,452	29,040
TETRA Technologies, Inc. (a)	3,432	42,900
Tidewater, Inc.	2,178	110,926
Weatherford International Ltd. (a)	33,599	705,579
Willbros Group, Inc. (a)	1,782	19,798

		16,034,255

TOTAL ENERGY EQUIPMENT & SERVICES		18,628,053

GAS UTILITIES – 0.6%
Gas Utilities – 0.6%
ONEOK, Inc.	9,043	571,699

OIL, GAS & CONSUMABLE FUELS – 78.5%
Coal & Consumable Fuels – 0.9%
Alpha Natural Resources, Inc. (a)	9,702	41,718
Arch Coal, Inc.	9,372	42,924
Cloud Peak Energy, Inc. (a)	2,706	53,281
CONSOL Energy, Inc.	10,029	446,391
Peabody Energy Corp.	11,807	224,451
Solazyme, Inc. (a)	2,451	26,373

		835,138

Integrated Oil & Gas – 38.5%
Chevron Corp.	84,278	10,578,574
Exxon Mobil Corp.	191,412	19,602,503
Hess Corp.	13,324	1,187,968
Occidental Petroleum Corp.	35,317	3,381,603

		34,750,648

Oil & Gas Exploration & Production – 27.3%
Abraxas Petroleum Corp. (a)	3,696	20,180
Anadarko Petroleum Corp.	22,050	2,183,391
Apache Corp.	17,493	1,518,392
Apco Oil and Gas International, Inc. (a)	330	4,613
Approach Resources, Inc. (a)	1,643	34,092
Athlon Energy, Inc. (a)	2,232	90,195
Bill Barrett Corp. (a)	2,183	51,693
Bonanza Creek Energy, Inc. (a)	1,254	60,970
BPZ Resources, Inc. (a)	4,488	12,118
Cabot Oil & Gas Corp.	18,489	726,248
Carrizo Oil & Gas, Inc. (a)	1,909	105,033
Chesapeake Energy Corp.	23,295	669,731
Cimarex Energy Co.	3,819	454,919
Clayton Williams Energy, Inc. (a)	264	38,143
Cobalt International Energy, Inc. (a)	12,669	228,042
Comstock Resources, Inc.	2,046	56,879
Concho Resources, Inc. (a)	4,614	601,896
ConocoPhillips	51,010	3,790,553
Contango Oil & Gas Co. (a)	726	34,877
Continental Resources, Inc. (a)	2,045	283,273
Denbury Resources, Inc.	16,032	269,658

Quarterly Report	2

Common Stocks – continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Exploration & Production – continued
Devon Energy Corp.	16,900	$1,183,000
Diamondback Energy, Inc. (a)	1,653	118,917
Emerald Oil, Inc. (a)	2,377	16,805
Energen Corp.	3,177	247,520
Energy XXI Bermuda Ltd.	2,708	64,802
EOG Resources, Inc.	23,944	2,346,512
EPL Oil & Gas, Inc. (a)	1,309	51,234
EQT Corp.	6,604	719,770
EXCO Resources, Inc.	7,188	45,644
Forest Oil Corp. (a)	5,231	9,730
Goodrich Petroleum Corp. (a)	1,518	38,178
Gulfport Energy Corp. (a)	3,688	271,695
Halcon Resources Corp. (a)	10,762	59,406
Jones Energy, Inc. Class A (a)	525	8,122
Kodiak Oil & Gas Corp. (a)	11,682	148,478
Laredo Petroleum Holdings, Inc. (a)	2,838	82,955
LinnCo LLC	5,278	145,462
Magnum Hunter Resources Corp. (a)	7,128	60,588
Marathon Oil Corp.	30,546	1,104,238
Matador Resources Co. (a)	2,450	70,364
Midstates Petroleum Co., Inc. (a)	1,518	8,956
Miller Energy Resources, Inc. (a)	1,386	6,681
Murphy Oil Corp.	7,781	493,549
Newfield Exploration Co. (a)	6,001	203,134
Noble Energy, Inc.	15,761	1,131,325
Northern Oil and Gas, Inc. (a)	2,640	40,735
Oasis Petroleum, Inc. (a)	4,222	196,365
PDC Energy, Inc. (a)	1,533	97,606
Penn Virginia Corp. (a)	2,442	40,635
PetroQuest Energy, Inc. (a)	2,574	15,495
Pioneer Natural Resources Co.	6,075	1,174,115
QEP Resources, Inc.	7,851	240,947
Quicksilver Resources, Inc. (a)	4,686	15,276
Range Resources Corp.	7,180	649,431
Resolute Energy Corp. (a)	2,706	20,295
Rex Energy Corp. (a)	1,980	41,699
Rosetta Resources, Inc. (a)	2,704	128,007
Sanchez Energy Corp. (a)	1,856	52,488
SandRidge Energy, Inc. (a)	16,302	111,832
SM Energy Co.	2,916	216,163
Southwestern Energy Co. (a)	15,432	738,884
Stone Energy Corp. (a)	2,178	106,831
Swift Energy Co. (a)	1,914	23,600
Triangle Petroleum Corp. (a)	2,838	27,302
Ultra Petroleum Corp. (a)	6,732	200,614
Vaalco Energy, Inc. (a)	2,442	22,515
W&T Offshore, Inc.	1,650	31,680
Warren Resources, Inc. (a)	3,102	15,727
Whiting Petroleum Corp. (a)	5,205	383,713
WPX Energy, Inc. (a)	8,784	186,924

		24,650,840

	Shares	Value
Oil & Gas Refining & Marketing – 6.6%
Alon USA Energy, Inc.	921	$15,003
Clean Energy Fuels Corp. (a)	2,904	25,700
CVR Energy, Inc.	733	36,027
Delek US Holdings, Inc.	1,584	50,672
Green Plains Renewable Energy, Inc.	1,122	33,548
HollyFrontier Corp.	8,303	436,655
Marathon Petroleum Corp.	13,197	1,226,661
PBF Energy, Inc. Class A	2,386	73,441
Phillips 66	24,954	2,076,672
Renewable Energy Group, Inc. (a)	1,112	13,088
Tesoro Corp.	5,812	327,158
Valero Energy Corp.	23,637	1,351,327
Western Refining, Inc.	2,449	106,532
World Fuel Services Corp.	3,170	144,362

		5,916,846

Oil & Gas Storage & Transportation – 5.2%
Cheniere Energy, Inc. (a)	8,901	502,461
Enbridge Energy Management LLC (a)	2,562	75,272
EnLink Midstream LLC	1,091	38,545
Kinder Morgan Management LLC (a)	4,998	360,846
Kinder Morgan, Inc.	29,507	963,699
SemGroup Corp. Class A	1,854	118,433
Spectra Energy Corp.	29,369	1,166,243
Targa Resources Corp.	1,392	150,322
The Williams Cos., Inc.	29,959	1,263,371

		4,639,192

TOTAL OIL, GAS & CONSUMABLE FUELS		70,792,664

TOTAL COMMON STOCKS (Cost $86,130,993)		89,992,416

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $76,632)	76,632	76,632

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $86,207,625)		90,069,048

NET OTHER ASSETS (LIABILITIES) – 0.1%		87,161

NET ASSETS – 100%		$90,156,209

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

3	Quarterly Report

Investments (Unaudited) – continued

Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$89,992,416	$89,992,416	$—	$—
Money Market Funds	76,632	76,632	—	—

Total Investments in Securities:	$90,069,048	$90,069,048	$—	$—

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $86,226,994. Net unrealized appreciation aggregated $3,842,054, of which $4,134,710 related to appreciated investment securities and $292,656 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s net asset value is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Financials Index ETF

April 30, 2014

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.6%
	Shares	Value
BANKS – 18.9%
Diversified Banks – 9.5%
Comerica, Inc.	4,610	$222,386
US Bancorp	45,692	1,863,320
Wells Fargo & Co.	125,103	6,210,113

		8,295,819

Regional Banks – 9.4%
1st Source Corp.	333	9,820
Arrow Financial Corp.	191	4,781
Associated Banc-Corp	4,104	72,025
Bancfirst Corp.	133	7,742
Bancorp, Inc. (a)	922	14,586
BancorpSouth, Inc.	2,205	51,509
Bank of Hawaii Corp.	1,139	62,839
Bank of the Ozarks, Inc.	853	51,095
BankUnited, Inc.	2,406	79,374
Banner Corp.	536	21,193
BB&T Corp.	17,640	658,501
BBCN Bancorp, Inc.	2,010	30,974
BOK Financial Corp.	677	44,289
Boston Private Financial Holdings, Inc.	1,943	24,307
Bryn Mawr Bank Corp.	330	9,002
Camden National Corp.	204	7,787
Capital Bank Financial Corp. Class A (a)	472	11,257
Cardinal Financial Corp.	871	14,633
Cathay General Bancorp	1,943	45,855
Centerstate Banks, Inc.	938	10,290
Central Pacific Financial Corp.	372	6,982
CIT Group, Inc.	4,804	206,812
City Holding Co.	352	15,132
City National Corp.	1,220	88,535
CoBiz Financial, Inc.	1,072	10,763
Columbia Banking System, Inc.	1,273	31,596
Commerce Bancshares, Inc.	2,071	90,047
Community Bank System, Inc.	1,005	37,376
Community Trust Bancorp, Inc.	332	12,241
Cullen/Frost Bankers, Inc.	1,352	103,306
CVB Financial Corp.	2,276	32,911
East West Bancorp, Inc.	3,555	122,683
Enterprise Financial Services Corp.	352	6,290
Fifth Third Bancorp	21,639	445,980
First BanCorp (a)	2,554	13,128
First BanCorp/NC	536	9,225
First Citizens BancShares, Inc. Class A	134	30,135
First Commonwealth Financial Corp.	2,481	21,312
First Community Bancshares, Inc.	536	7,938
First Financial Bancorp	1,474	23,864
First Financial Bankshares, Inc.	670	39,564
First Financial Corp.	207	6,626
First Financial Holdings, Inc.	610	35,057
First Horizon National Corp.	6,080	69,859
First Interstate Bancsystem, Inc.	398	9,906

	Shares	Value
First Merchants Corp.	885	$18,780
First Midwest Bancorp, Inc.	1,885	30,857
First NBC Bank Holding Co. (a)	342	10,636
First Niagara Financial Group, Inc.	8,905	79,433
First Republic Bank	2,345	119,032
FirstMerit Corp.	4,218	81,787
Flushing Financial Corp.	804	15,453
FNB Corp.	3,819	47,508
Fulton Financial Corp.	4,956	60,414
Glacier Bancorp, Inc.	1,876	48,138
Great Southern Bancorp, Inc.	268	7,684
Hancock Holding Co.	2,082	70,226
Hanmi Financial Corp.	871	18,526
Heartland Financial USA, Inc.	402	9,769
Home BancShares, Inc.	1,140	36,149
HomeTrust Bancshares, Inc. (a)	148	2,260
Huntington Bancshares, Inc.	21,021	192,552
Iberiabank Corp.	744	46,798
Independent Bank Corp.	603	22,383
Independent Bank Group, Inc.	148	7,283
International Bancshares Corp.	1,407	32,305
Investors Bancorp, Inc.	1,417	37,876
KeyCorp	22,573	307,896
Lakeland Bancorp, Inc.	938	9,793
Lakeland Financial Corp.	320	11,712
M&T Bank Corp.	2,937	358,343
MB Financial, Inc.	1,406	37,737
National Penn Bancshares, Inc.	3,283	32,075
NBT Bancorp, Inc.	1,067	24,168
OFG Bancorp	1,146	19,551
Old National Bancorp	2,680	37,842
PacWest Bancorp	1,534	60,394
Peoples Bancorp, Inc.	262	6,830
Pinnacle Financial Partners, Inc.	871	30,110
Popular, Inc. (a)	2,606	80,525
PrivateBancorp, Inc.	1,742	48,027
Prosperity Bancshares, Inc.	1,659	97,881
Regions Financial Corp.	34,628	351,128
Renasant Corp.	723	19,680
Republic Bancorp, Inc. Class A	335	8,043
S&T Bancorp, Inc.	804	18,701
Signature Bank (a)	1,198	142,346
Simmons First National Corp. Class A	338	12,222
Southside Bancshares, Inc.	415	11,446
State Bank Financial Corp.	807	13,380
Sterling Bancorp/DE	1,952	23,346
Stock Yards Bancorp, Inc.	271	7,989
Sun Bancorp, Inc. (a)	1,541	5,856
SunTrust Banks, Inc.	13,448	514,521
Susquehanna Bancshares, Inc.	4,701	48,702
SVB Financial Group (a)	1,147	122,373
Synovus Financial Corp.	23,852	76,565

Quarterly Report	2

Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
Taylor Capital Group, Inc. (a)	402	$8,559
TCF Financial Corp.	4,016	63,051
Texas Capital Bancshares, Inc. (a)	1,058	59,449
The PNC Financial Services Group, Inc.	13,326	1,119,917
TowneBank	737	11,372
Trico Bancshares	402	9,749
Trustmark Corp.	1,742	39,840
UMB Financial Corp.	952	55,892
Umpqua Holdings Corp.	4,502	74,868
Union Bankshares Corp.	1,189	30,427
United Bankshares, Inc.	1,542	45,104
United Community Banks, Inc. (a)	469	7,574
Univest Corp. of Pennsylvania	453	8,929
Valley National Bancorp	4,958	49,679
ViewPoint Financial Group, Inc.	998	26,018
Washington Trust Bancorp, Inc.	342	11,696
Webster Financial Corp.	2,286	68,900
WesBanco, Inc.	737	22,287
Westamerica BanCorp.	676	34,354
Western Alliance Bancorp (a)	2,002	46,186
Wilshire Bancorp, Inc.	1,809	18,090
Wintrust Financial Corp.	1,021	45,761
Zions BanCorp.	4,625	133,755

		8,235,615

TOTAL BANKS		16,531,434

CAPITAL MARKETS – 13.0%
Asset Management & Custody Banks – 7.8%
Affiliated Managers Group, Inc. (a)	1,334	264,399
American Capital Ltd. (a)	7,160	107,328
Ameriprise Financial, Inc.	4,884	545,201
Apollo Investment Corp.	5,896	47,109
Ares Capital Corp.	7,496	128,706
Artisan Partners Asset Management, Inc. Class A	686	39,836
BlackRock Kelso Capital Corp.	2,077	18,859
BlackRock, Inc.	3,349	1,008,049
Calamos Asset Management, Inc. Class A	670	8,161
Capital Southwest Corp.	276	9,688
Cohen & Steers, Inc.	536	21,713
Eaton Vance Corp.	3,082	111,168
Federated Investors, Inc. Class B	2,409	68,753
Fifth Street Finance Corp.	3,618	33,684
Financial Engines, Inc.	1,273	56,330
Franklin Resources, Inc.	10,266	537,425
GAMCO Investors, Inc. Class A	121	9,188
Golub Capital BDC, Inc.	1,072	17,924
Hercules Technology Growth Capital, Inc.	1,675	22,914
ICG Group, Inc. (a)	992	20,217
Invesco Ltd.	11,126	391,747

	Shares	Value
Janus Capital Group, Inc.	4,302	$52,183
KCAP Financial, Inc.	938	7,476
Legg Mason, Inc.	2,748	128,854
Main Street Capital Corp.	1,001	31,471
MCG Capital Corp.	2,010	6,754
Medley Capital Corp.	1,196	15,596
MVC Capital, Inc.	670	8,737
New Mountain Finance Corp.	1,087	15,555
Northern Trust Corp.	5,695	343,124
PennantPark Investment Corp.	1,809	19,356
Prospect Capital Corp.	6,824	73,767
Safeguard Scientifics, Inc. (a)	603	12,669
SEI Investments Co.	3,688	119,417
Solar Capital Ltd.	1,206	26,411
State Street Corp.	10,995	709,837
T Rowe Price Group, Inc.	6,553	538,198
TCP Capital Corp.	673	10,896
The Bank of New York Mellon Corp.	28,753	973,864
THL Credit, Inc.	745	10,005
TICC Capital Corp.	1,474	14,195
Triangle Capital Corp.	737	19,214
Virtus Investment Partners, Inc. (a)	192	35,518
Waddell & Reed Financial, Inc. Class A	2,156	145,422
Walter Investment Management Corp. (a)	938	24,932
WisdomTree Investments, Inc. (a)	2,546	28,744

		6,840,594

Diversified Capital Markets – 0.1%
HFF, Inc. Class A	867	29,478

Investment Banking & Brokerage – 5.1%
BGC Partners, Inc. Class A	3,484	24,980
Cowen Group, Inc. Class A (a)	2,345	9,638
E*TRADE Financial Corp. (a)	7,288	163,616
Evercore Partners, Inc. Class A	737	39,378
FXCM, Inc. Class A	737	11,409
GFI Group, Inc.	2,278	8,474
Greenhill & Co., Inc.	676	33,901
INTL. FCStone, Inc. (a)	352	6,660
Investment Technology Group, Inc. (a)	943	19,463
KCG Holdings, Inc. Class A (a)	888	8,836
LPL Financial Holdings, Inc.	2,079	98,441
Morgan Stanley	36,642	1,133,337
Oppenheimer Holdings, Inc. Class A	335	8,529
Piper Jaffray Cos. (a)	407	17,851
Raymond James Financial, Inc.	3,164	157,251
Stifel Financial Corp. (a)	1,541	72,072
TD Ameritrade Holding Corp.	5,560	177,364
The Charles Schwab Corp.	29,071	771,835
The Goldman Sachs Group, Inc.	10,777	1,722,380

		4,485,415

TOTAL CAPITAL MARKETS		11,355,487

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
CONSUMER FINANCE – 5.0%
Consumer Finance – 5.0%
American Express Co.	24,119	$2,108,724
Capital One Financial Corp.	14,423	1,065,860
Cash America International, Inc.	737	32,096
Credit Acceptance Corp. (a)	260	34,195
Discover Financial Services	11,941	667,502
Encore Capital Group, Inc. (a)	603	26,062
Ezcorp, Inc. Class A (a)	1,282	13,371
First Cash Financial Services, Inc. (a)	734	35,797
Green Dot Corp. Class A (a)	598	10,387
Nelnet, Inc. Class A	737	31,146
Portfolio Recovery Associates, Inc. (a)	1,280	73,152
SLM Corp.	10,977	282,658
World Acceptance Corp. (a)	276	20,038

TOTAL CONSUMER FINANCE		4,400,988

DIVERSIFIED FINANCIAL SERVICES – 21.9%
Multi-Sector Holdings – 4.3%
Berkshire Hathaway, Inc. Class B (a)	27,798	3,581,772
Leucadia National Corp.	7,824	199,669
PICO Holdings, Inc. (a)	597	13,880

		3,795,321

Other Diversified Financial Services – 14.8%
Bank of America Corp.	266,707	4,037,944
Citigroup, Inc.	75,844	3,633,686
JPMorgan Chase & Co.	93,993	5,261,728

		12,933,358

Specialized Finance – 2.8%
CBOE Holdings, Inc.	2,216	118,246
CME Group, Inc.	7,984	561,994
Interactive Brokers Group, Inc. Class A	1,139	27,222
IntercontinentalExchange Group, Inc.	2,873	587,356
MarketAxess Holdings, Inc.	930	50,108
McGraw Hill Financial, Inc.	6,445	476,479
Moody’s Corp.	4,873	382,531
MSCI, Inc. (a)	2,869	116,309
PHH Corp. (a)	1,400	33,278
The NASDAQ OMX Group, Inc.	2,959	109,187

		2,462,710

TOTAL DIVERSIFIED FINANCIAL SERVICES		19,191,389

INSURANCE – 18.0%
Insurance Brokers – 2.0%
Aon PLC	7,168	608,420
Arthur J Gallagher & Co.	3,839	172,832
Brown & Brown, Inc.	3,149	93,777
eHealth, Inc. (a)	476	19,939
Marsh & McLennan Cos., Inc.	13,746	677,815
Willis Group Holdings PLC	4,235	173,593

		1,746,376

	Shares	Value
Life & Health Insurance – 5.0%
Aflac, Inc.	11,671	$732,005
American Equity Investment Life Holding Co.	1,608	37,499
CNO Financial Group, Inc.	5,079	87,613
FBL Financial Group, Inc. Class A	272	12,161
Kansas City Life Insurance Co.	134	5,572
Lincoln National Corp.	6,579	319,147
MetLife, Inc.	23,852	1,248,652
Primerica, Inc.	1,277	58,602
Principal Financial Group, Inc.	7,387	346,007
Protective Life Corp.	2,010	102,811
Prudential Financial, Inc.	11,536	930,724
StanCorp Financial Group, Inc.	1,139	69,593
Symetra Financial Corp.	2,136	44,130
Torchmark Corp.	2,282	181,875
Unum Group	6,568	218,189

		4,394,580

Multi-line Insurance – 3.7%
American Financial Group, Inc.	1,816	106,109
American International Group, Inc.	34,988	1,858,913
Assurant, Inc.	1,825	123,023
Genworth Financial, Inc. Class A (a)	11,853	211,576
Hartford Financial Services Group, Inc.	10,663	382,482
HCC Insurance Holdings, Inc.	2,551	117,193
Horace Mann Educators Corp.	1,072	32,235
Kemper Corp.	1,147	45,203
Loews Corp.	8,257	363,060

		3,239,794

Property & Casualty Insurance – 6.1%
ACE Ltd.	8,515	871,255
Allied World Assurance Co. Holdings AG	855	92,075
AMERISAFE, Inc.	406	17,316
Amtrust Financial Services, Inc.	871	33,682
Arch Capital Group Ltd. (a)	3,333	191,048
Argo Group International Holdings Ltd.	655	29,095
Aspen Insurance Holdings Ltd.	1,685	77,139
Assured Guaranty Ltd.	4,151	99,250
Axis Capital Holdings Ltd.	2,622	119,957
Baldwin & Lyons, Inc. Class B	195	5,072
Cincinnati Financial Corp.	3,899	190,037
Donegal Group, Inc. Class A	137	2,022
EMC Insurance Group, Inc.	134	4,421
Employers Holdings, Inc.	51	1,038
Fidelity National Financial, Inc. Class A	6,229	200,449
First American Financial Corp.	2,548	67,777
Global Indemnity PLC (a)	198	5,306
HCI Group, Inc.	276	10,676
Hilltop Holdings, Inc. (a)	1,809	40,413
Infinity Property & Casualty Corp.	269	17,262
MBIA, Inc. (a)	3,679	44,589
Meadowbrook Insurance Group, Inc.	1,135	6,356

Quarterly Report	4

Common Stocks – continued
	Shares	Value
INSURANCE – continued
Property & Casualty Insurance – continued
National Interstate Corp.	268	$7,509
Old Republic International Corp.	6,296	104,262
OneBeacon Insurance Group Ltd.	547	8,446
ProAssurance Corp.	1,532	69,583
RLI Corp.	998	42,974
Safety Insurance Group, Inc.	204	10,957
Selective Insurance Group, Inc.	1,331	30,533
State Auto Financial Corp.	469	9,596
Stewart Information Services Corp.	603	18,392
The Allstate Corp.	11,398	649,116
The Chubb Corp.	6,308	580,841
The Hanover Insurance Group, Inc.	1,139	66,575
The Navigators Group, Inc. (a)	253	14,413
The Progressive Corp.	14,331	347,527
The Travelers Cos., Inc.	9,118	825,908
Tower Group International Ltd.	118	290
United Fire Group, Inc.	538	14,967
WR Berkley Corp.	2,929	129,579
XL Group PLC	7,110	222,898

		5,280,601

Reinsurance – 1.2%
Alleghany Corp. (a)	416	169,720
Endurance Specialty Holdings Ltd.	1,144	58,138
Enstar Group Ltd. (a)	276	35,632
Everest Re Group Ltd.	1,211	191,374
Greenlight Capital Re Ltd. (a)	726	23,109
Maiden Holdings Ltd.	1,541	18,184
Montpelier Re Holdings Ltd.	1,146	35,045
PartnerRe Ltd.	1,208	127,323
Platinum Underwriters Holdings Ltd.	730	45,778
Reinsurance Group of America, Inc.	1,797	137,848
RenaissanceRe Holdings Ltd.	1,128	114,165
Third Point Reinsurance Ltd. (a)	800	12,512
Validus Holdings Ltd.	2,279	84,482

		1,053,310

TOTAL INSURANCE		15,714,661

REAL ESTATE INVESTMENT TRUSTS (REITS) – 20.6%
Diversified REIT’s – 1.7%
American Realty Capital Properties, Inc.	17,946	234,913
Cousins Properties, Inc.	4,489	52,207
Duke Realty Corp.	8,252	144,575
First Potomac Realty Trust	1,608	20,952
Investors Real Estate Trust	2,747	23,954
Lexington Realty Trust	3,300	35,508
Liberty Property Trust	3,683	138,113
One Liberty Properties, Inc.	402	8,896
PS Business Parks, Inc.	526	45,115
RAIT Financial Trust	946	7,738
Select Income REIT	809	24,901

	Shares	Value
Spirit Realty Capital, Inc.	8,972	$96,629
Vornado Realty Trust	4,225	433,485
Washington Real Estate Investment Trust	1,742	42,609
Winthrop Realty Trust	1,005	13,970
WP Carey, Inc.	2,217	136,301

		1,459,866

Industrial REIT’s – 0.8%
DCT Industrial Trust, Inc.	8,174	63,921
EastGroup Properties, Inc.	803	50,790
First Industrial Realty Trust, Inc.	2,680	49,231
Monmouth Real Estate Investment Corp. Class A	1,139	10,695
Prologis, Inc.	12,519	508,647
STAG Industrial, Inc.	1,139	26,801

		710,085

Mortgage REIT’s – 1.8%
AG Mortgage Investment Trust, Inc.	804	14,223
Altisource Residential Corp.	1,323	37,203
American Capital Agency Corp.	9,701	220,310
American Capital Mortgage Investment Corp.	1,402	27,760
Annaly Capital Management, Inc.	23,851	275,479
Anworth Mortgage Asset Corp.	4,020	21,708
Apollo Commercial Real Estate Finance, Inc.	1,005	17,095
Apollo Residential Mortgage, Inc.	814	13,146
ARMOUR Residential REIT, Inc.	9,849	41,760
Chimera Investment Corp.	26,061	80,528
Colony Financial, Inc.	2,018	43,891
CYS Investments, Inc.	4,413	37,952
Dynex Capital, Inc.	1,541	13,222
Hatteras Financial Corp.	2,534	49,590
Invesco Mortgage Capital, Inc.	3,464	57,745
iStar Financial, Inc. (a)	1,808	26,867
MFA Financial, Inc.	9,390	74,463
New Residential Investment Corp.	6,633	40,461
New York Mortgage Trust, Inc.	1,876	13,826
Newcastle Investment Corp.	9,180	41,218
NorthStar Realty Finance Corp.	7,313	117,154
PennyMac Mortgage Investment Trust	1,036	24,284
Redwood Trust, Inc.	2,144	46,739
Resource Capital Corp.	3,484	19,162
Starwood Property Trust, Inc.	5,441	130,856
Two Harbors Investment Corp.	9,299	96,524
Western Asset Mortgage Capital Corp.	753	11,122

		1,594,288

Office REIT’s – 2.1%
Alexandria Real Estate Equities, Inc.	1,817	134,131
BioMed Realty Trust, Inc.	4,884	102,076
Boston Properties, Inc.	3,830	448,646
Brandywine Realty Trust	4,087	59,466
CommonWealth REIT	3,013	76,560

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Office REIT’s – continued
CoreSite Realty Corp.	603	$18,343
Corporate Office Properties Trust	2,285	61,124
CyrusOne, Inc.	536	10,720
Digital Realty Trust, Inc.	3,235	172,749
Douglas Emmett, Inc.	3,484	96,159
DuPont Fabros Technology, Inc.	1,675	40,585
Franklin Street Properties Corp.	2,345	28,562
Government Properties Income Trust	425	10,816
Highwoods Properties, Inc.	2,285	92,200
Hudson Pacific Properties, Inc.	1,206	28,401
Kilroy Realty Corp.	2,077	123,727
Mack-Cali Realty Corp.	2,211	45,038
Parkway Properties, Inc./MD	1,734	32,703
Piedmont Office Realty Trust, Inc. Class A	4,141	72,923
SL Green Realty Corp.	1,359	142,301

		1,797,230

Residential REIT’s – 2.6%
American Campus Communities, Inc.	2,680	102,376
American Homes 4 Rent Class A	1,538	24,685
American Residential Properties, Inc. (a)	821	14,753
Apartment Investment & Management Co. Class A	3,691	113,794
Associated Estates Realty Corp.	1,408	23,626
AvalonBay Communities, Inc.	3,086	421,393
Camden Property Trust	2,151	147,322
Campus Crest Communities, Inc.	1,809	15,576
Education Realty Trust, Inc.	2,812	28,682
Equity Lifestyle Properties, Inc.	2,012	84,242
Equity Residential	8,585	510,292
Essex Property Trust, Inc.	1,524	264,048
Home Properties, Inc.	1,456	89,690
Mid-America Apartment Communities, Inc.	1,889	131,569
Post Properties, Inc.	1,407	70,646
Silver Bay Realty Trust Corp.	1,072	16,059
Starwood Waypoint Residential Trust (a)	1,017	27,632
Sun Communities, Inc.	932	42,471
UDR, Inc.	6,362	164,521

		2,293,377

Retail REIT’s – 4.2%
Acadia Realty Trust	1,476	40,044
Agree Realty Corp.	400	11,948
Alexander’s, Inc.	65	22,474
CBL & Associates Properties, Inc.	4,099	74,479
Cedar Realty Trust, Inc.	1,675	10,368
DDR Corp.	7,028	120,671
Equity One, Inc.	1,742	39,247
Excel Trust, Inc.	1,340	16,911
Federal Realty Investment Trust	1,656	194,646
General Growth Properties, Inc.	13,454	309,038
Getty Realty Corp.	737	13,944

	Shares	Value
Glimcher Realty Trust	3,819	$38,916
Inland Real Estate Corp.	2,412	25,206
Kimco Realty Corp.	10,311	236,328
Kite Realty Group Trust	3,607	22,363
National Retail Properties, Inc.	3,085	105,291
Pennsylvania Real Estate Investment Trust	1,818	30,088
Ramco-Gershenson Properties Trust	1,811	29,845
Realty Income Corp.	5,490	238,541
Regency Centers Corp.	2,345	122,948
Retail Opportunity Investments Corp.	1,881	29,419
Retail Properties of America, Inc. Class A	5,888	84,316
Rouse Properties, Inc.	732	12,290
Saul Centers, Inc.	335	15,373
Simon Property Group, Inc.	7,770	1,345,764
Tanger Factory Outlet Centers	2,415	86,167
Taubman Centers, Inc.	1,593	116,034
The Macerich Co.	3,548	230,301
Weingarten Realty Investors	2,947	91,947

		3,714,907

Specialized REIT’s – 7.4%
American Tower Corp.	9,899	826,764
Ashford Hospitality Prime, Inc.	204	3,129
Ashford Hospitality Trust, Inc.	1,937	19,874
Aviv REIT, Inc.	473	12,482
Chesapeake Lodging Trust	1,273	34,358
Corrections Corp. of America	2,948	96,694
Crown Castle International Corp.	8,255	600,386
CubeSmart	3,283	61,064
DiamondRock Hospitality Co.	5,092	62,479
EPR Properties	1,287	68,996
Extra Space Storage, Inc.	2,740	143,384
FelCor Lodging Trust, Inc.	3,082	28,447
Gaming and Leisure Properties, Inc.	2,065	75,889
HCP, Inc.	11,457	479,590
Health Care REIT, Inc.	7,243	456,961
Healthcare Realty Trust, Inc.	2,468	62,070
Healthcare Trust of America, Inc. Class A	4,632	54,148
Hersha Hospitality Trust	4,891	28,417
Hospitality Properties Trust	3,682	110,644
Host Hotels & Resorts, Inc.	19,010	407,764
LaSalle Hotel Properties	2,545	84,189
LTC Properties, Inc.	937	36,196
Medical Properties Trust, Inc.	4,217	56,929
National Health Investors, Inc.	727	44,849
Omega Healthcare Investors, Inc.	3,019	105,001
Pebblebrook Hotel Trust	1,608	55,380
Plum Creek Timber Co., Inc.	4,476	195,154
Potlatch Corp.	1,072	40,983
Public Storage	3,675	644,999
Rayonier, Inc.	3,164	142,696
RLJ Lodging Trust	2,816	75,103
Ryman Hospitality Properties, Inc.	1,146	52,200

Quarterly Report	6

Common Stocks – continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Specialized REIT’s – continued
Sabra Health Care REIT, Inc.	1,005	$30,120
Senior Housing Properties Trust	4,804	112,750
Sovran Self Storage, Inc.	804	61,024
Strategic Hotels & Resorts, Inc. (a)	4,355	46,990
Summit Hotel Properties, Inc.	2,211	20,032
Sunstone Hotel Investors, Inc.	4,625	66,184
The Geo Group, Inc.	945	31,686
Universal Health Realty Income Trust	77	3,267
Ventas, Inc.	7,376	487,406
Weyerhaeuser Co.	14,620	436,407

		6,463,085

TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs)		18,032,838

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.9%
Diversified Real Estate Activities – 0.1%
Alexander & Baldwin, Inc.	1,139	42,496
Tejon Ranch Co. (a)	474	14,699

		57,195

Real Estate Development – 0.1%
Forestar Group, Inc. (a)	938	15,993
The Howard Hughes Corp. (a)	800	114,208

		130,201

Real Estate Operating Companies – 0.1%
Forest City Enterprises, Inc. Class A (a)	3,618	68,416

Real Estate Services – 0.6%
Altisource Portfolio Solutions S.A. (a)	407	42,210
CBRE Group, Inc. Class A (a)	7,098	189,091
Jones Lang LaSalle, Inc.	1,131	131,072
Kennedy-Wilson Holdings, Inc.	1,728	37,739
Realogy Holdings Corp. (a)	3,688	155,080

		555,192

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		811,004

THRIFTS & MORTGAGE FINANCE – 1.3%
Thrifts & Mortgage Finance – 1.3%
Astoria Financial Corp.	2,272	30,127
Bank Mutual Corp.	1,407	8,470
Beneficial Mutual Bancorp, Inc. (a)	925	12,062
Berkshire Hills Bancorp, Inc.	670	15,698
BofI Holding, Inc. (a)	278	22,410
Brookline Bancorp, Inc.	1,943	17,642
Capitol Federal Financial, Inc.	3,558	42,838
Dime Community Bancshares, Inc.	871	14,197
EverBank Financial Corp.	1,825	34,164
Federal Agricultural Mortgage Corp. Class C	268	9,535
Flagstar Bancorp, Inc. (a)	670	11,792

	Shares	Value
Home Loan Servicing Solutions Ltd.	1,886	$41,775
HomeStreet, Inc.	335	6,084
Hudson City Bancorp, Inc.	12,063	120,147
MGIC Investment Corp. (a)	8,308	71,449
Nationstar Mortgage Holdings, Inc. (a)	538	17,609
New York Community Bancorp, Inc.	11,119	171,344
Northfield Bancorp, Inc.	1,348	17,483
Northwest Bancshares, Inc.	2,479	32,946
Ocwen Financial Corp. (a)	2,948	111,729
Oritani Financial Corp.	1,072	15,898
People’s United Financial, Inc.	7,900	112,812
Provident Financial Services, Inc.	1,393	24,210
Radian Group, Inc.	4,489	62,756
TFS Financial Corp. (a)	2,330	31,199
TrustCo Bank Corp.	2,613	17,272
United Financial Bancorp, Inc.	804	11,799
Walker & Dunlop, Inc. (a)	542	8,499
Washington Federal, Inc.	2,596	56,022
WSFS Financial Corp.	206	13,930

TOTAL THRIFTS & MORTGAGE FINANCE		1,163,898

TOTAL COMMON STOCKS (Cost $86,833,261)		87,201,699

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $89,483)	89,483	89,483

TOTAL INVESTMENT PORTFOLIO – 99.7% (Cost $86,922,744)		87,291,182

NET OTHER ASSETS (LIABILITIES) – 0.3%		220,507

NET ASSETS – 100%		$87,511,689

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

7	Quarterly Report

Investments (Unaudited) – continued

Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$87,201,699	$87,201,699	$—	$—
Money Market Funds	89,483	89,483	—	—

Total Investments in Securities:	$87,291,182	$87,291,182	$—	$—

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $86,929,681. Net unrealized appreciation aggregated $361,501, of which $1,646,172 related to appreciated investment securities and $1,284,671 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s net asset value is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual shareholder report.

Quarterly Report	8

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

9	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Health Care Index ETF

April 30, 2014

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
BIOTECHNOLOGY – 19.3%
Biotechnology – 19.3%
ACADIA Pharmaceuticals, Inc. (a)	3,303	$66,489
Achillion Pharmaceuticals, Inc. (a)	3,078	8,772
Acorda Therapeutics, Inc. (a)	1,683	59,662
Aegerion Pharmaceuticals, Inc. (a)	883	39,082
Agios Pharmaceuticals, Inc. (a)	644	27,087
Alexion Pharmaceuticals, Inc. (a)	8,300	1,313,060
Alkermes PLC (a)	5,498	254,337
Alnylam Pharmaceuticals, Inc. (a)	2,419	119,813
AMAG Pharmaceuticals, Inc. (a)	721	13,165
Amgen, Inc.	31,918	3,566,836
Arena Pharmaceuticals, Inc. (a)	9,319	59,642
Ariad Pharmaceuticals, Inc. (a)	7,847	57,048
Array BioPharma, Inc. (a)	4,862	19,351
BioCryst Pharmaceuticals, Inc. (a)	1,878	16,132
Biogen Idec, Inc. (a)	9,998	2,870,626
BioMarin Pharmaceutical, Inc. (a)	6,018	350,428
Biotime, Inc. (a)	1,577	4,084
Bluebird Bio, Inc. (a)	641	12,692
Celgene Corp. (a)	17,442	2,564,148
Cepheid, Inc. (a)	2,878	125,135
ChemoCentryx, Inc. (a)	729	3,995
Chimerix, Inc. (a)	697	13,466
Clovis Oncology, Inc. (a)	870	47,041
Cubist Pharmaceuticals, Inc. (a)	3,147	220,479
Curis, Inc. (a)	3,723	8,414
Dendreon Corp. (a)	6,642	17,136
Dyax Corp. (a)	5,695	37,644
Dynavax Technologies Corp. (a)	11,658	19,003
Emergent Biosolutions, Inc. (a)	1,254	33,055
Enanta Pharmaceuticals, Inc. (a)	318	11,833
Epizyme, Inc. (a)	444	9,688
Exact Sciences Corp. (a)	3,468	41,616
Genomic Health, Inc. (a)	686	18,001
Geron Corp. (a)	6,632	13,131
Gilead Sciences, Inc. (a)	64,899	5,093,923
Hyperion Therapeutics, Inc. (a)	364	8,969
Idenix Pharmaceuticals, Inc. (a)	2,961	16,315
ImmunoGen, Inc. (a)	3,625	46,907
Immunomedics, Inc. (a)	3,563	15,000
Incyte Corp. Ltd. (a)	6,157	298,984
Infinity Pharmaceuticals, Inc. (a)	1,539	15,036
Insmed, Inc. (a)	1,368	19,070
Insys Therapeutics, Inc. (a)	357	14,658
InterMune, Inc. (a)	4,117	132,073
Intrexon Corp. (a)	1,450	27,376
Ironwood Pharmaceuticals, Inc. (a)	4,773	52,598
Isis Pharmaceuticals, Inc. (a)	4,913	130,735
Keryx Biopharmaceuticals, Inc. (a)	3,797	56,082
KYTHERA Biopharmaceuticals, Inc. (a)	567	18,490
Lexicon Pharmaceuticals, Inc. (a)	10,309	15,876

	Shares	Value
Ligand Pharmaceuticals, Inc. Class B (a)	787	$49,715
MannKind Corp. (a)	8,444	55,308
Medivation, Inc. (a)	3,208	193,154
Merrimack Pharmaceuticals, Inc. (a)	3,888	17,068
MiMedx Group, Inc. (a)	3,495	20,201
Momenta Pharmaceuticals, Inc. (a)	2,030	23,183
Myriad Genetics, Inc. (a)	3,176	134,059
Neurocrine Biosciences, Inc. (a)	3,265	45,775
NewLink Genetics Corp. (a)	729	16,038
Novavax, Inc. (a)	8,583	37,594
NPS Pharmaceuticals, Inc. (a)	4,356	115,957
Opko Health, Inc. (a)	9,600	79,392
Orexigen Therapeutics, Inc. (a)	3,980	22,368
Organovo Holdings, Inc. (a)	2,737	15,984
Osiris Therapeutics, Inc. (a)	729	10,374
PDL BioPharma, Inc.	6,032	51,212
Pharmacyclics, Inc. (a)	2,652	250,826
Portola Pharmaceuticals, Inc. (a)	1,039	24,375
PTC Therapeutics, Inc. (a)	791	15,456
Receptos, Inc. (a)	550	18,585
Regeneron Pharmaceuticals, Inc. (a)	3,299	979,440
Rigel Pharmaceuticals, Inc. (a)	3,959	12,669
Sangamo Biosciences, Inc. (a)	2,859	39,569
Sarepta Therapeutics, Inc. (a)	1,535	56,995
Seattle Genetics, Inc. (a)	4,430	170,466
Spectrum Pharmaceuticals, Inc. (a)	2,753	18,913
Stemline Therapeutics, Inc. (a)	396	6,063
Synageva BioPharma Corp. (a)	841	72,637
Synergy Pharmaceuticals, Inc. (a)	2,766	12,419
Synta Pharmaceuticals Corp. (a)	2,679	11,279
TESARO, Inc. (a)	869	21,690
Theravance, Inc. (a)	3,542	95,351
United Therapeutics Corp. (a)	2,020	202,020
Vertex Pharmaceuticals, Inc. (a)	9,896	669,959
XOMA Corp. (a)	3,469	15,402
ZIOPHARM Oncology, Inc. (a)	3,531	12,712

TOTAL BIOTECHNOLOGY		21,598,391

HEALTH CARE EQUIPMENT & SUPPLIES – 16.4%
Health Care Equipment – 15.2%
Abaxis, Inc. (a)	917	37,239
Abbott Laboratories	65,447	2,535,417
ABIOMED, Inc. (a)	1,601	37,928
Accuray, Inc. (a)	3,105	26,082
Analogic Corp.	536	40,243
AngioDynamics, Inc. (a)	1,134	15,241
ArthroCare Corp. (a)	1,215	58,964
Baxter International, Inc.	22,973	1,672,205
Becton Dickinson and Co.	8,217	928,768
Boston Scientific Corp. (a)	56,516	712,667
Cantel Medical Corp.	1,489	49,375
Cardiovascular Systems, Inc. (a)	1,030	29,613

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – continued
Health Care Equipment – continued
CareFusion Corp. (a)	8,957	$349,860
CONMED Corp.	1,181	54,716
Covidien PLC	19,152	1,364,580
CR Bard, Inc.	3,135	430,530
Cyberonics, Inc. (a)	1,149	67,975
Cynosure, Inc. Class A (a)	873	21,423
DexCom, Inc. (a)	3,051	98,974
Edwards Lifesciences Corp. (a)	4,636	377,695
Exactech, Inc. (a)	405	8,999
Globus Medical, Inc. Class A (a)	2,092	51,087
Greatbatch, Inc. (a)	1,048	48,239
HeartWare International, Inc. (a)	631	53,610
Hill-Rom Holdings, Inc.	2,485	92,840
Hologic, Inc. (a)	11,557	242,524
IDEXX Laboratories, Inc. (a)	2,204	278,674
Insulet Corp. (a)	2,317	87,189
Integra LifeSciences Holdings Corp. (a)	1,079	49,181
Intuitive Surgical, Inc. (a)	1,612	583,060
Invacare Corp.	1,274	20,129
Masimo Corp. (a)	2,305	61,682
Medtronic, Inc.	42,221	2,483,439
Natus Medical, Inc. (a)	1,337	33,198
Navidea Biopharmaceuticals, Inc. (a)	5,902	9,856
NuVasive, Inc. (a)	1,916	64,588
NxStage Medical, Inc. (a)	2,209	25,271
Orthofix International N.V. (a)	842	25,428
PhotoMedex, Inc. (a)	567	8,567
ResMed, Inc.	6,013	299,748
Rockwell Medical, Inc. (a)	1,613	16,388
Sirona Dental Systems, Inc. (a)	2,336	175,714
St Jude Medical, Inc.	12,350	783,855
STERIS Corp.	2,506	120,413
Stryker Corp.	12,817	996,522
SurModics, Inc. (a)	648	14,100
Symmetry Medical, Inc. (a)	1,651	13,637
Teleflex, Inc.	1,749	178,555
Thoratec Corp. (a)	2,430	79,655
Tornier N.V. (a)	1,581	26,830
Varian Medical Systems, Inc. (a)	4,479	356,304
Volcano Corp. (a)	2,341	41,108
Wright Medical Group, Inc. (a)	1,921	52,539
Zimmer Holdings, Inc.	7,237	700,542

		16,992,966

Health Care Supplies – 1.2%
Alere, Inc. (a)	3,296	110,086
Align Technology, Inc. (a)	2,738	137,968
Anika Therapeutics, Inc. (a)	562	24,020
Antares Pharma, Inc. (a)	4,867	13,530
Cerus Corp. (a)	3,135	13,575
DENTSPLY International, Inc.	6,041	269,610

	Shares	Value
Endologix, Inc. (a)	2,570	$32,588
Haemonetics Corp. (a)	2,187	66,397
ICU Medical, Inc. (a)	567	31,627
Meridian Bioscience, Inc.	1,782	35,587
Merit Medical Systems, Inc. (a)	1,777	22,870
Neogen Corp. (a)	1,458	60,908
OraSure Technologies, Inc. (a)	2,349	15,386
Quidel Corp. (a)	1,296	27,799
RTI Surgical, Inc. (a)	2,268	9,752
Spectranetics Corp. (a)	1,736	36,907
Staar Surgical Co. (a)	1,600	27,216
TearLab Corp. (a)	1,332	5,754
The Cooper Cos., Inc.	2,072	273,318
West Pharmaceutical Services, Inc.	2,965	128,622

		1,343,520

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		18,336,486

HEALTH CARE PROVIDERS & SERVICES – 16.8%
Health Care Services – 4.2%
Air Methods Corp. (a)	1,498	83,394
Amedisys, Inc. (a)	1,389	18,932
AMN Healthcare Services, Inc. (a)	1,944	24,261
Bio-Reference Labs, Inc. (a)	1,053	26,746
BioScrip, Inc. (a)	2,968	20,539
Chemed Corp.	751	62,536
Corvel Corp. (a)	486	22,132
DaVita HealthCare Partners, Inc. (a)	7,651	530,214
Envision Healthcare Holdings, Inc. (a)	3,477	117,488
ExamWorks Group, Inc. (a)	1,404	51,667
Express Scripts Holding Co. (a)	34,108	2,270,911
Gentiva Health Services, Inc. (a)	1,215	9,149
Healthways, Inc. (a)	1,517	27,306
IPC The Hospitalist Co., Inc. (a)	696	28,188
Laboratory Corp. of America Holdings (a)	3,705	365,684
Landauer, Inc.	405	17,512
LHC Group, Inc. (a)	648	13,465
MEDNAX, Inc. (a)	4,267	252,820
Omnicare, Inc.	4,364	258,654
Quest Diagnostics, Inc.	6,163	344,697
Team Health Holdings, Inc. (a)	2,965	143,743
The Providence Service Corp. (a)	507	20,589

		4,710,627

Health Care Distributors – 3.6%
AmerisourceBergen Corp.	9,737	634,658
Cardinal Health, Inc.	14,458	1,004,976
Henry Schein, Inc. (a)	3,636	415,340
McKesson Corp.	9,724	1,645,204
MWI Veterinary Supply, Inc. (a)	521	81,609
Owens & Minor, Inc.	2,673	89,652
Patterson Cos., Inc.	3,567	145,177

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES – continued
Health Care Distributors – continued
PharMerica Corp. (a)	1,281	$34,830

		4,051,446

Health Care Facilities – 2.0%
Acadia Healthcare Co., Inc. (a)	1,402	58,912
Amsurg Corp. (a)	1,377	59,638
Brookdale Senior Living, Inc. (a)	4,227	134,588
Capital Senior Living Corp. (a)	1,255	31,036
Community Health Systems, Inc. (a)	4,817	182,516
Emeritus Corp. (a)	1,735	51,755
Five Star Quality Care, Inc. (a)	1,863	8,998
Hanger, Inc. (a)	1,488	51,589
HCA Holdings, Inc. (a)	13,268	689,936
HealthSouth Corp.	3,703	128,272
Kindred Healthcare, Inc.	2,310	57,981
LifePoint Hospitals, Inc. (a)	1,998	111,728
Select Medical Holdings Corp.	1,782	24,877
Tenet Healthcare Corp. (a)	4,210	189,787
The Ensign Group, Inc.	810	34,425
Universal Health Services, Inc.	3,851	314,973
US Physical Therapy, Inc.	543	16,752
VCA Antech, Inc. (a)	3,759	115,138

		2,262,901

Managed Health Care – 7.0%
Aetna, Inc.	15,563	1,111,976
Centene Corp. (a)	2,317	153,849
Cigna Corp.	11,709	937,188
Health Net, Inc. (a)	3,377	115,933
Humana, Inc.	6,607	725,118
Magellan Health Services, Inc. (a)	1,151	66,436
Molina Healthcare, Inc. (a)	1,286	48,096
Triple-S Management Corp. Class B (a)	1,035	15,504
UnitedHealth Group, Inc.	42,612	3,197,605
Universal American Corp.	1,620	11,615
WellCare Health Plans, Inc. (a)	1,856	125,224
WellPoint, Inc.	12,508	1,259,306

		7,767,850

TOTAL HEALTH CARE PROVIDERS & SERVICES		18,792,824

HEALTH CARE TECHNOLOGY – 1.2%
Health Care Technology – 1.2%
Allscripts Healthcare Solutions, Inc. (a)	6,811	103,664
athenahealth, Inc. (a)	1,581	195,475
Cerner Corp. (a)	13,078	670,901
Computer Programs & Systems, Inc.	462	29,166
HealthStream, Inc. (a)	885	20,045
HMS Holdings Corp. (a)	3,789	61,268
MedAssets, Inc. (a)	2,390	54,564
Medidata Solutions, Inc. (a)	2,049	74,399
Merge Healthcare, Inc. (a)	3,169	7,225

	Shares	Value
Omnicell, Inc. (a)	1,540	$40,779
Quality Systems, Inc.	1,923	28,403
Vocera Communications, Inc. (a)	648	9,882

TOTAL HEALTH CARE TECHNOLOGY		1,295,771

LIFE SCIENCES TOOLS & SERVICES – 4.4%
Life Sciences Tools & Services – 4.4%
Affymetrix, Inc. (a)	2,971	22,074
Agilent Technologies, Inc.	14,016	757,425
Bio-Rad Laboratories, Inc. Class A (a)	855	105,345
Bruker Corp. (a)	3,936	81,318
Cambrex Corp. (a)	1,296	26,555
Charles River Laboratories International, Inc. (a)	2,044	109,804
Covance, Inc. (a)	2,386	210,636
Fluidigm Corp. (a)	999	37,522
Furiex Pharmaceuticals, Inc. (a)	243	25,119
Illumina, Inc. (a)	5,350	726,797
Luminex Corp. (a)	1,620	31,120
Mettler-Toledo International, Inc. (a)	1,260	293,731
PAREXEL International Corp. (a)	2,396	108,659
PerkinElmer, Inc.	4,756	199,609
Sequenom, Inc. (a)	5,238	14,300
Techne Corp.	1,493	133,340
Thermo Fisher Scientific, Inc.	15,296	1,743,744
Waters Corp. (a)	3,611	355,828

TOTAL LIFE SCIENCES TOOLS & SERVICES		4,982,926

PERSONAL PRODUCTS – 0.1%
Personal Products – 0.1%
Prestige Brands Holdings, Inc. (a)	2,215	74,247

PHARMACEUTICALS – 41.6%
Pharmaceuticals – 41.6%
AbbVie, Inc.	67,335	3,506,807
AcelRx Pharmaceuticals, Inc. (a)	1,143	12,367
Actavis PLC (a)	7,368	1,505,503
Akorn, Inc. (a)	3,078	77,627
Allergan, Inc.	12,579	2,086,101
Aratana Therapeutics, Inc. (a)	804	11,079
Auxilium Pharmaceuticals, Inc. (a)	2,009	45,223
AVANIR Pharmaceuticals, Inc. Class A (a)	6,156	30,657
Bristol-Myers Squibb Co.	69,692	3,490,872
Depomed, Inc. (a)	2,430	34,044
Eli Lilly & Co.	42,920	2,536,572
Endo International PLC (a)	6,014	378,551
Endocyte, Inc. (a)	1,314	23,797
Forest Laboratories, Inc. (a)	10,266	943,548
Hospira, Inc. (a)	7,021	321,562
Impax Laboratories, Inc. (a)	2,797	73,142
Jazz Pharmaceuticals PLC (a)	2,083	280,997

Quarterly Report	4

Common Stocks – continued
	Shares	Value
PHARMACEUTICALS – continued
Pharmaceuticals – continued
Johnson & Johnson	119,410	$12,095,039
Mallinckrodt PLC (a)	2,449	174,442
Merck & Co., Inc.	123,666	7,241,881
Mylan, Inc. (a)	16,208	823,042
Nektar Therapeutics (a)	5,338	62,828
Pacira Pharmaceuticals, Inc. (a)	1,213	83,078
Perrigo Co. PLC	5,659	819,763
Pfizer, Inc.	274,299	8,580,073
Questcor Pharmaceuticals, Inc.	2,571	211,285
Repros Therapeutics, Inc. (a)	972	16,398
Sagent Pharmaceuticals, Inc. (a)	617	12,766
Salix Pharmaceuticals Ltd. (a)	2,671	293,810
Sciclone Pharmaceuticals, Inc. (a)	1,944	9,292
Sucampo Pharmaceuticals, Inc. Class A (a)	567	3,918
The Medicines Co. (a)	2,739	72,857
Vivus, Inc. (a)	4,172	21,694

	Shares	Value
XenoPort, Inc. (a)	2,525	$10,252
Zoetis, Inc.	21,179	640,877

TOTAL PHARMACEUTICALS		46,531,744

TOTAL COMMON STOCKS (Cost $109,298,286)		111,612,389

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $106,366)	106,366	106,366

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $109,404,652)		111,718,755

NET OTHER ASSETS (LIABILITIES) – 0.1%		65,727

NET ASSETS – 100%		$111,784,482

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$111,612,389	$111,612,389	$—	$—
Money Market Funds	106,366	106,366	—	—

Total Investments in Securities:	$111,718,755	$111,718,755	$—	$—

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $109,414,343. Net unrealized appreciation aggregated $2,304,412, of which $5,151,992 related to appreciated investment securities and $2,847,580 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

5	Quarterly Report

Investments (Unaudited) – continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s net asset value is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual shareholder report.

Quarterly Report	6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

7	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Industrials Index ETF

April 30, 2014

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
AEROSPACE & DEFENSE – 22.6%
Aerospace & Defense – 22.6%
AAR Corp.	1,426	$36,933
Aerovironment, Inc. (a)	682	23,031
Alliant Techsystems, Inc.	1,165	168,016
American Science & Engineering, Inc.	302	20,294
Astronics Corp. (a)	388	22,163
B/E Aerospace, Inc. (a)	3,611	316,937
Cubic Corp.	742	35,193
Curtiss-Wright Corp.	1,550	99,107
DigitalGlobe, Inc. (a)	2,170	64,623
Engility Holdings, Inc. (a)	620	27,057
Esterline Technologies Corp. (a)	1,132	123,411
Exelis, Inc.	6,818	126,406
GenCorp, Inc. (a)	1,798	31,573
General Dynamics Corp.	10,866	1,189,284
HEICO Corp.	741	40,992
Hexcel Corp. (a)	3,598	150,001
Honeywell International, Inc.	27,085	2,516,196
Huntington Ingalls Industries, Inc.	1,798	185,194
Kratos Defense & Security Solutions, Inc. (a)	1,661	11,992
L-3 Communications Holdings, Inc.	3,218	371,261
Lockheed Martin Corp.	9,901	1,625,150
Moog, Inc. Class A (a)	1,426	93,332
National Presto Industries, Inc.	173	12,501
Northrop Grumman Corp.	7,672	932,225
Orbital Sciences Corp. (a)	2,170	63,798
Precision Castparts Corp.	5,274	1,334,797
Raytheon Co.	11,601	1,107,663
Rockwell Collins, Inc.	4,662	362,004
Spirit Aerosystems Holdings, Inc. Class A (a)	4,402	132,192
Taser International, Inc. (a)	1,860	30,039
Teledyne Technologies, Inc. (a)	1,301	120,811
Textron, Inc.	10,186	416,607
The Boeing Co.	25,927	3,345,101
The KEYW Holding Corp. (a)	992	12,747
TransDigm Group, Inc.	1,809	321,767
Triumph Group, Inc.	1,906	123,528
United Technologies Corp.	31,672	3,747,748

TOTAL AEROSPACE & DEFENSE		19,341,674

AIR FREIGHT & LOGISTICS – 5.7%
Air Freight & Logistics – 5.7%
Air Transport Services Group, Inc. (a)	620	4,855
Atlas Air Worldwide Holdings, Inc. (a)	248	8,678
CH Robinson Worldwide, Inc.	5,516	324,892
Echo Global Logistics, Inc. (a)	496	9,702
Expeditors International of Washington, Inc.	7,450	307,238
FedEx Corp.	10,922	1,488,122

	Shares	Value
Forward Air Corp.	1,116	$49,361
Hub Group, Inc. Class A (a)	1,361	60,769
Park-Ohio Holdings Corp. (a)	292	17,050
United Parcel Service, Inc. Class B	25,993	2,560,310
UTi Worldwide, Inc.	3,796	37,163
XPO Logistics, Inc. (a)	1,909	51,810

TOTAL AIR FREIGHT & LOGISTICS		4,919,950

AIRLINES – 0.9%
Airlines – 0.9%
Alaska Air Group, Inc.	627	58,988
Allegiant Travel Co.	171	20,084
American Airlines Group, Inc. (a)	2,911	102,089
Delta Air Lines, Inc.	7,755	285,617
Hawaiian Holdings, Inc. (a)	496	7,167
Republic Airways Holdings, Inc. (a)	434	3,606
SkyWest, Inc.	496	5,754
Southwest Airlines Co.	6,319	152,730
Spirit Airlines, Inc. (a)	637	36,207
United Continental Holdings, Inc. (a)	3,286	134,299

TOTAL AIRLINES		806,541

AUTO COMPONENTS – 0.1%
Auto Parts & Equipment – 0.1%
Allison Transmission Holdings, Inc.	2,685	80,120

BUILDING PRODUCTS – 1.9%
Building Products – 1.9%
AAON, Inc.	1,054	29,881
Allegion PLC	3,486	172,034
American Woodmark Corp. (a)	372	11,164
AO Smith Corp.	2,807	131,255
Apogee Enterprises, Inc.	1,054	33,486
Armstrong World Industries, Inc. (a)	1,684	88,511
Builders FirstSource, Inc. (a)	1,798	14,114
Fortune Brands Home & Security, Inc.	6,059	241,451
Gibraltar Industries, Inc. (a)	1,054	18,002
Griffon Corp.	1,860	19,790
Insteel Industries, Inc.	620	12,760
Lennox International, Inc.	1,718	144,020
Masco Corp.	12,952	260,206
NCI Building Systems, Inc. (a)	1,059	16,563
Owens Corning	4,047	165,320
PGT, Inc. (a)	1,427	14,199
Ply Gem Holdings, Inc. (a)	743	9,473
Quanex Building Products Corp.	1,364	25,698
Simpson Manufacturing Co., Inc.	1,488	48,791
Trex Co., Inc. (a)	544	42,715
Universal Forest Products, Inc.	725	36,605
USG Corp. (a)	2,780	83,011

TOTAL BUILDING PRODUCTS		1,619,049

Quarterly Report	2

Common Stocks – continued
	Shares	Value

COMMERCIAL SERVICES & SUPPLIES – 5.8%
Commercial Printing – 0.4%
Deluxe Corp.	1,842	$101,218
Ennis, Inc.	992	14,840
InnerWorkings, Inc. (a)	1,189	8,561
Multi-Color Corp.	493	17,181
Quad/Graphics, Inc.	806	17,450
RR Donnelley & Sons Co.	7,182	126,403

		285,653

Diversified Support Services – 1.1%
Cintas Corp.	3,712	218,748
Copart, Inc. (a)	4,092	148,417
EnerNOC, Inc. (a)	868	20,485
G&K Services, Inc. Class A	728	38,540
Healthcare Services Group, Inc.	2,420	70,422
Iron Mountain, Inc.	5,208	148,116
KAR Auction Services, Inc.	5,026	149,674
McGrath RentCorp	868	27,411
Mobile Mini, Inc.	1,426	63,001
Performant Financial Corp. (a)	1,054	9,180
UniFirst Corp.	548	52,740
Viad Corp.	682	15,720

		962,454

Environmental & Facilities Services – 2.5%
ABM Industries, Inc.	1,675	45,376
Clean Harbors, Inc. (a)	2,098	125,880
Covanta Holding Corp.	4,278	78,929
Republic Services, Inc.	10,459	367,006
Rollins, Inc.	2,358	70,929
SP Plus Corp. (a)	558	13,626
Stericycle, Inc. (a)	3,112	362,361
Team, Inc. (a)	693	29,723
Tetra Tech, Inc. (a)	2,357	67,575
US Ecology, Inc.	739	32,996
Waste Connections, Inc.	4,275	190,922
Waste Management, Inc.	16,196	719,912

		2,105,235

Office Services & Supplies – 0.7%
ACCO Brands Corp. (a)	4,154	25,464
Herman Miller, Inc.	2,115	65,205
HNI Corp.	1,620	57,073
Interface, Inc.	2,418	43,500
Kimball International, Inc. Class B	1,054	17,665
Knoll, Inc.	1,736	31,578
MSA Safety, Inc.	1,164	61,401
Pitney Bowes, Inc.	7,316	196,069
Steelcase, Inc. Class A	3,224	53,132
United Stationers, Inc.	1,368	51,341
West Corp.	927	22,572

		625,000

	Shares	Value
Security & Alarm Services – 1.1%
The ADT Corp.	6,989	$211,348
The Brink’s Co.	1,736	44,164
Tyco International Ltd.	16,917	691,905

		947,417

TOTAL COMMERCIAL SERVICES & SUPPLIES		4,925,759

CONSTRUCTION & ENGINEERING – 2.7%
Construction & Engineering – 2.7%
AECOM Technology Corp. (a)	3,223	104,490
Aegion Corp. (a)	1,426	36,349
Chicago Bridge & Iron Co. N.V.	3,519	281,766
Comfort Systems USA, Inc.	1,364	20,460
Dycom Industries, Inc. (a)	1,243	39,030
EMCOR Group, Inc.	2,463	113,273
Fluor Corp.	5,935	449,280
Foster Wheeler AG (a)	3,594	123,202
Furmanite Corp. (a)	1,364	14,295
Granite Construction, Inc.	1,315	49,155
Great Lakes Dredge & Dock Corp. (a)	2,046	17,657
Jacobs Engineering Group, Inc. (a)	4,776	275,575
KBR, Inc.	5,392	136,795
Layne Christensen Co. (a)	682	11,880
MasTec, Inc. (a)	2,108	83,435
MYR Group, Inc. (a)	744	17,454
Northwest Pipe Co. (a)	317	11,339
Orion Marine Group, Inc. (a)	992	11,636
Pike Electric Corp. (a)	868	8,333
Primoris Services Corp.	1,240	34,695
Quanta Services, Inc. (a)	7,697	271,550
Tutor Perini Corp. (a)	1,370	40,552
URS Corp.	2,724	128,355

TOTAL CONSTRUCTION & ENGINEERING		2,280,556

ELECTRICAL EQUIPMENT – 7.3%
Electrical Components & Equipment – 7.0%
Acuity Brands, Inc.	1,558	194,080
AMETEK, Inc.	8,873	467,785
Brady Corp. Class A	1,736	44,771
Eaton Corp. PLC	17,237	1,252,096
Emerson Electric Co.	25,562	1,742,817
Encore Wire Corp.	730	35,573
EnerSys, Inc.	1,734	117,184
Enphase Energy, Inc. (a)	558	4,213
Franklin Electric Co., Inc.	1,485	57,425
Generac Holdings, Inc.	2,480	146,022
General Cable Corp.	1,798	46,065
GrafTech International Ltd. (a)	4,402	49,346
Hubbell, Inc. Class B	1,876	220,843
Polypore International, Inc. (a)	1,614	55,974
Powell Industries, Inc.	364	23,048
Preformed Line Products Co.	76	4,542

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
ELECTRICAL EQUIPMENT – continued
Electrical Components & Equipment – continued
Regal-Beloit Corp.	1,550	$115,831
Rockwell Automation, Inc.	5,036	600,190
Roper Industries, Inc.	3,600	500,220
Sensata Technologies Holding N.V. (a)	5,323	226,068
SolarCity Corp. (a)	1,043	55,540
Thermon Group Holdings, Inc. (a)	992	23,629
Vicor Corp. (a)	682	5,702

		5,988,964

Heavy Electrical Equipment – 0.3%
AZZ, Inc.	930	40,381
Capstone Turbine Corp. (a)	11,222	23,117
Power Solutions International, Inc. (a)	140	11,585
The Babcock & Wilcox Co.	4,027	140,099

		215,182

TOTAL ELECTRICAL EQUIPMENT		6,204,146

INDUSTRIAL CONGLOMERATES – 17.5%
Industrial Conglomerates – 17.5%
3M Co.	23,241	3,232,591
Carlisle Cos., Inc.	2,301	189,257
Danaher Corp.	21,523	1,579,358
General Electric Co.	367,537	9,883,070
Raven Industries, Inc.	1,346	41,591

TOTAL INDUSTRIAL CONGLOMERATES		14,925,867

MACHINERY – 19.4%
Construction & Farm Machinery & Heavy Trucks – 8.9%
AGCO Corp.	3,534	196,844
Alamo Group, Inc.	250	13,280
American Railcar Industries, Inc.	353	24,512
Astec Industries, Inc.	691	27,606
Caterpillar, Inc.	23,120	2,436,848
Commercial Vehicle Group, Inc. (a)	930	9,030
Cummins, Inc.	6,460	974,491
Deere & Co.	13,210	1,233,021
Douglas Dynamics, Inc.	806	13,597
Federal Signal Corp. (a)	2,294	34,823
FreightCar America, Inc.	434	11,397
Greenbrier Cos., Inc. (a)	978	51,286
Joy Global, Inc.	3,861	233,127
Lindsay Corp.	477	42,038
Meritor, Inc. (a)	3,534	41,949
Navistar International Corp. (a)	2,046	77,605
Oshkosh Corp.	2,834	157,315
PACCAR, Inc.	12,877	823,871
Terex Corp.	4,029	174,415
The Manitowoc Co., Inc.	4,589	145,839
The Toro Co.	2,089	132,735
Titan International, Inc.	1,736	30,397

	Shares	Value
Trinity Industries, Inc.	2,838	$213,020
Twin Disc, Inc.	310	8,968
Wabash National Corp. (a)	2,480	33,133
WABCO Holdings, Inc. (a)	2,250	240,773
Wabtec Corp.	3,485	259,807

		7,641,727

Industrial Machinery – 10.5%
Actuant Corp. Class A	2,542	86,072
Albany International Corp. Class A	992	35,692
Altra Industrial Motion Corp.	992	33,887
Barnes Group, Inc.	1,663	64,059
Blount International, Inc. (a)	1,798	20,084
Briggs & Stratton Corp.	1,736	37,098
Chart Industries, Inc. (a)	1,106	75,451
CIRCOR International, Inc.	565	45,884
CLARCOR, Inc.	1,807	104,372
Colfax Corp. (a)	3,216	231,488
Columbus McKinnon Corp. (a)	682	18,066
Crane Co.	1,682	122,332
Donaldson Co., Inc.	5,024	211,460
Dover Corp.	6,199	535,594
Dynamic Materials Corp.	496	10,019
EnPro Industries, Inc. (a)	759	54,048
ESCO Technologies, Inc.	939	31,381
Flowserve Corp.	5,068	370,217
Global Brass & Copper Holdings, Inc.	753	11,943
Graco, Inc.	2,232	161,820
Harsco Corp.	2,914	69,732
Hyster-Yale Materials Handling, Inc.	354	34,122
IDEX Corp.	2,961	220,802
Illinois Tool Works, Inc.	15,316	1,305,383
Ingersoll-Rand PLC	10,590	633,282
ITT Corp.	3,286	141,758
John Bean Technologies Corp.	1,054	30,555
Kadant, Inc.	381	13,240
Kennametal, Inc.	2,715	126,872
LB Foster Co. Class A	372	17,614
Lincoln Electric Holdings, Inc.	2,808	187,603
Mueller Industries, Inc.	2,055	59,472
Mueller Water Products, Inc. Class A	5,766	52,586
Nordson Corp.	2,108	156,730
Pall Corp.	4,022	338,451
Parker Hannifin Corp.	5,438	689,973
Pentair Ltd.	7,251	538,677
Proto Labs, Inc. (a)	558	33,781
RBC Bearings, Inc. (a)	821	51,115
Rexnord Corp. (a)	2,001	53,507
Snap-on, Inc.	2,108	244,528
SPX Corp.	1,485	151,232
Standex International Corp.	482	28,616
Stanley Black & Decker, Inc.	5,342	458,824
Sun Hydraulics Corp.	761	31,110

Quarterly Report	4

Common Stocks – continued
	Shares	Value
MACHINERY – continued
Industrial Machinery – continued
Tennant Co.	639	$40,762
The Middleby Corp. (a)	690	174,211
Timken Co.	3,022	190,628
Trimas Corp. (a)	1,612	57,806
Valmont Industries, Inc.	872	129,850
Watts Water Technologies, Inc. Class A	992	52,774
Woodward, Inc.	2,232	100,061
Xylem, Inc.	6,686	251,327

		8,927,951

TOTAL MACHINERY		16,569,678

MARINE – 0.2%
Marine – 0.2%
Kirby Corp. (a)	1,860	187,153
Matson, Inc.	372	8,813

TOTAL MARINE		195,966

PROFESSIONAL SERVICES – 3.5%
Human Resource & Employment Services – 1.2%
CDI Corp.	558	8,549
Heidrick & Struggles International, Inc.	620	11,687
Insperity, Inc.	806	25,840
Kelly Services, Inc. Class A	1,059	22,303
Kforce, Inc.	992	22,935
Korn/Ferry International (a)	1,798	52,232
Manpowergroup, Inc.	2,863	232,876
On Assignment, Inc. (a)	1,674	58,590
Robert Half International, Inc.	5,025	225,120
Towers Watson & Co. Class A	2,370	265,961
TrueBlue, Inc. (a)	1,493	39,938
WageWorks, Inc. (a)	1,117	47,327

		1,013,358

Research & Consulting Services – 2.3%
Acacia Research Corp.	1,798	28,840
CBIZ, Inc. (a)	1,432	12,272
Equifax, Inc.	4,418	312,839
Exponent, Inc.	489	34,435
FTI Consulting, Inc. (a)	1,434	49,186
Huron Consulting Group, Inc. (a)	850	60,520
ICF International, Inc. (a)	742	28,916
IHS, Inc. Class A (a)	2,339	282,154
Mistras Group, Inc. (a)	620	14,080
Navigant Consulting, Inc. (a)	1,753	29,450
Nielsen Holdings N.V.	10,300	483,585
Resources Connection, Inc.	1,488	20,252
RPX Corp. (a)	1,054	17,265
The Advisory Board Co. (a)	1,302	74,552
The Corporate Executive Board Co.	1,233	85,102
The Dun & Bradstreet Corp.	1,380	152,849

	Shares	Value
Verisk Analytics, Inc. Class A (a)	5,501	$330,555

		2,016,852

TOTAL PROFESSIONAL SERVICES		3,030,210

ROAD & RAIL – 9.0%
Railroads – 6.9%
CSX Corp.	36,825	1,039,201
Genesee & Wyoming, Inc. Class A (a)	1,876	185,743
Kansas City Southern	3,987	402,209
Norfolk Southern Corp.	11,221	1,060,721
Union Pacific Corp.	16,734	3,186,656

		5,874,530

Trucking – 2.1%
AMERCO	294	73,532
ArcBest Corp.	868	34,217
Avis Budget Group, Inc. (a)	3,907	205,469
Celadon Group, Inc.	806	18,546
Con-way, Inc.	2,048	86,999
Heartland Express, Inc.	1,667	36,274
Hertz Global Holdings, Inc. (a)	16,292	463,833
JB Hunt Transport Services, Inc.	3,418	260,110
Knight Transportation, Inc.	2,170	51,494
Landstar System, Inc.	1,672	105,319
Marten Transport Ltd.	930	21,818
Old Dominion Freight Line, Inc. (a)	2,356	142,844
Quality Distribution, Inc. (a)	930	11,690
Roadrunner Transportation Systems, Inc. (a)	930	22,906
Ryder System, Inc.	1,916	157,457
Saia, Inc. (a)	868	35,736
Swift Transportation Co. (a)	3,038	73,064
Universal Truckload Services, Inc.	245	6,042
Werner Enterprises, Inc.	1,549	39,654

		1,847,004

TOTAL ROAD & RAIL		7,721,534

TRADING COMPANIES & DISTRIBUTORS – 3.1%
Trading Companies & Distributors – 3.1%
Aceto Corp.	996	21,793
Air Lease Corp.	3,528	126,549
Aircastle Ltd.	2,480	43,574
Applied Industrial Technologies, Inc.	1,363	65,315
Beacon Roofing Supply, Inc. (a)	1,795	63,866
CAI International, Inc. (a)	620	13,485
DXP Enterprises, Inc. (a)	361	40,869
Fastenal Co.	10,247	513,170
GATX Corp.	1,594	104,614
H&E Equipment Services, Inc. (a)	1,063	40,979
HD Supply Holdings, Inc. (a)	2,472	63,728
Houston Wire & Cable Co.	620	7,725
Kaman Corp.	869	36,472
MRC Global, Inc. (a)	3,713	108,382

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS – continued
Trading Companies & Distributors – continued
MSC Industrial Direct Co., Inc. Class A	1,795	$163,453
Rush Enterprises, Inc. Class A (a)	1,054	33,833
TAL International Group, Inc. (a)	1,240	52,303
Titan Machinery, Inc. (a)	682	12,031
United Rentals, Inc. (a)	3,391	318,178
Watsco, Inc.	930	95,706
WESCO International, Inc. (a)	1,612	141,501
WW Grainger, Inc.	2,156	548,486

TOTAL TRADING COMPANIES & DISTRIBUTORS		2,616,012

TRANSPORTATION INFRASTRUCTURE – 0.2%
Airport Services – 0.2%
Macquarie Infrastructure Co. LLC	1,849	106,355
Wesco Aircraft Holdings, Inc. (a)	2,232	45,220

TOTAL TRANSPORTATION INFRASTRUCTURE		151,575

TOTAL COMMON STOCKS (Cost $82,674,414)		85,388,637

Money Market Funds – 0.1%
	Shares	Value

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $92,821)	92,821	$92,821

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $82,767,235)		85,481,458

NET OTHER ASSETS (LIABILITIES) – 0.0%		12,721

NET ASSETS – 100%		$85,494,179

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$85,388,637	$85,388,637	$—	$—
Money Market Funds	92,821	92,821	—	—

Total Investments in Securities:	$85,481,458	$85,481,458	$—	$—

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $82,777,678. Net unrealized appreciation aggregated $2,703,780, of which $3,267,144 related to appreciated investment securities and $563,364 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to

Quarterly Report	6

the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s net asset value is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual shareholder report.

7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	8

Quarterly Holdings Report

for

Fidelity® MSCI Information Technology Index ETF

April 30, 2014

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT – 9.1%
Communications Equipment – 9.1%
ADTRAN, Inc.	1,760	$39,477
ARRIS Group, Inc. (a)	4,394	114,639
Aruba Networks, Inc. (a)	3,340	66,032
Black Box Corp.	528	11,225
Brocade Communications Systems, Inc. (a)	13,564	126,281
CalAmp Corp. (a)	1,062	18,850
Calix, Inc. (a)	1,144	10,079
Ciena Corp. (a)	3,327	65,775
Cisco Systems, Inc.	170,452	3,939,146
Comtech Telecommunications Corp.	528	16,764
Digi International, Inc. (a)	880	7,797
EchoStar Corp. Class A (a)	1,383	62,180
Emulex Corp. (a)	2,902	20,749
Extreme Networks, Inc. (a)	2,552	14,597
F5 Networks, Inc. (a)	2,473	260,085
Finisar Corp. (a)	3,082	80,594
Harmonic, Inc. (a)	3,256	22,890
Harris Corp.	3,421	251,512
Infinera Corp. (a)	3,876	34,729
InterDigital, Inc.	1,320	45,830
Ixia (a)	1,584	19,673
JDS Uniphase Corp. (a)	7,547	95,620
Juniper Networks, Inc. (a)	16,126	398,151
Motorola Solutions, Inc.	7,408	471,001
NETGEAR, Inc. (a)	1,254	40,504
Oplink Communications, Inc. (a)	616	10,558
Palo Alto Networks, Inc. (a)	1,644	104,526
Parkervision, Inc. (a)	2,812	12,823
Plantronics, Inc.	1,408	61,347
Polycom, Inc. (a)	4,572	56,236
Procera Networks, Inc. (a)	704	6,519
QUALCOMM, Inc.	53,858	4,239,163
Riverbed Technology, Inc. (a)	4,918	95,655
Ruckus Wireless, Inc. (a)	1,953	20,409
ShoreTel, Inc. (a)	1,760	13,288
Sonus Networks, Inc. (a)	7,145	23,364
Ubiquiti Networks, Inc. (a)	703	27,227
ViaSat, Inc. (a)	1,385	88,931

TOTAL COMMUNICATIONS EQUIPMENT		10,994,226

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.4%
Electronic Components – 1.6%
Aeroflex Holding Corp. (a)	616	4,712
Amphenol Corp. Class A	5,043	480,850
AVX Corp.	1,585	21,160
Belden, Inc.	1,394	102,891
Corning, Inc.	46,137	964,725
Dolby Laboratories, Inc. Class A (a)	1,521	60,612
DTS, Inc. (a)	535	9,956
II-VI, Inc. (a)	1,687	24,293

	Shares	Value
InvenSense, Inc. (a)	1,228	$26,439
Knowles Corp. (a)	2,723	76,053
Littelfuse, Inc.	710	64,290
Rogers Corp. (a)	589	35,352
Universal Display Corp. (a)	1,247	32,484
Vishay Intertechnology, Inc.	4,339	61,701

		1,965,518

Electronic Equipment & Instruments – 0.6%
Badger Meter, Inc.	440	21,802
Checkpoint Systems, Inc. (a)	1,320	16,856
Cognex Corp. (a)	2,640	90,895
Coherent, Inc. (a)	792	47,290
Daktronics, Inc.	1,144	14,895
Electro Scientific Industries, Inc.	968	8,209
FARO Technologies, Inc. (a)	538	21,466
FEI Co.	1,333	106,000
FLIR Systems, Inc.	4,509	153,486
GSI Group, Inc. (a)	968	11,752
Itron, Inc. (a)	1,260	47,880
MTS Systems Corp.	503	32,429
National Instruments Corp.	3,184	86,955
Newport Corp. (a)	1,232	23,014
OSI Systems, Inc. (a)	616	34,379
RealD, Inc. (a)	1,343	14,719
Rofin-Sinar Technologies, Inc. (a)	880	19,536
Vishay Precision Group, Inc. (a)	440	7,141

		758,704

Electronic Manufacturing Services – 1.5%
Benchmark Electronics, Inc. (a)	1,687	39,105
CTS Corp.	968	17,221
Fabrinet (a)	796	17,194
Flextronics International Ltd. (a)	19,367	174,109
IPG Photonics Corp. (a)	1,064	68,766
Jabil Circuit, Inc.	5,891	101,679
Kemet Corp. (a)	1,496	7,495
Measurement Specialties, Inc. (a)	466	29,987
Mercury Systems, Inc. (a)	1,056	14,742
Methode Electronics, Inc.	1,144	31,735
Multi-Fineline Electronix, Inc. (a)	352	4,358
Park Electrochemical Corp.	611	16,289
Plexus Corp. (a)	1,084	45,441
Sanmina Corp. (a)	2,730	55,282
TE Connectivity Ltd.	13,092	772,166
Trimble Navigation Ltd. (a)	8,199	315,088
TTM Technologies, Inc. (a)	1,760	13,886
Zygo Corp. (a)	342	6,580

		1,731,123

Technology Distributors – 0.7%
Agilysys, Inc. (a)	507	6,358
Anixter International, Inc.	880	86,222
Arrow Electronics, Inc. (a)	3,231	183,359
Avnet, Inc.	4,397	189,643

Quarterly Report	2

Common Stocks – continued
	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – continued
Technology Distributors – continued
Electro Rent Corp.	529	$8,543
Ingram Micro, Inc. Class A (a)	4,927	132,832
Insight Enterprises, Inc. (a)	1,333	34,818
PC Connection, Inc.	346	6,924
ScanSource, Inc. (a)	891	34,223
SYNNEX Corp. (a)	905	60,979
Tech Data Corp. (a)	1,214	75,863

		819,764

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		5,275,109

INTERNET SOFTWARE & SERVICES – 15.9%
Internet Software & Services – 15.9%
Akamai Technologies, Inc. (a)	5,715	303,295
Angie's List, Inc. (a)	1,056	11,943
AOL, Inc. (a)	2,464	105,484
Bankrate, Inc. (a)	1,774	31,080
Bazaarvoice, Inc. (a)	1,344	9,032
Blucora, Inc. (a)	1,231	23,697
Brightcove, Inc. (a)	816	7,034
Carbonite, Inc. (a)	357	3,531
ChannelAdvisor Corp. (a)	355	9,315
comScore, Inc. (a)	994	31,142
Constant Contact, Inc. (a)	968	25,032
Conversant, Inc. (a)	2,024	49,467
Cornerstone OnDemand, Inc. (a)	1,144	42,053
CoStar Group, Inc. (a)	907	145,927
Dealertrack Technologies, Inc. (a)	1,408	64,332
Demand Media, Inc. (a)	1,056	4,393
Demandware, Inc. (a)	698	34,642
Dice Holdings, Inc. (a)	1,320	10,098
Digital River, Inc. (a)	961	14,694
E2open, Inc. (a)	644	11,122
EarthLink Holdings Corp.	3,344	11,403
eBay, Inc. (a)	37,144	1,925,173
Envestnet, Inc. (a)	903	33,276
Equinix, Inc. (a)	1,590	298,618
Facebook, Inc. Class A (a)	58,791	3,514,526
Google, Inc. Class A (a)	8,812	4,713,363
Google, Inc. Class C (a)	8,812	4,640,928
IAC/InterActiveCorp	2,464	163,314
Internap Network Services Corp. (a)	1,584	10,644
IntraLinks Holdings, Inc. (a)	1,028	9,406
j2 Global, Inc.	1,252	58,043
LinkedIn Corp. Class A (a)	3,248	498,471
Liquidity Services, Inc. (a)	862	14,869
LivePerson, Inc. (a)	1,584	15,682
LogMeIn, Inc. (a)	704	31,997
Marin Software, Inc. (a)	526	4,934
Marketo, Inc. (a)	437	11,860
MercadoLibre, Inc.	1,061	98,959

	Shares	Value
Millennial Media, Inc. (a)	880	$5,623
Monster Worldwide, Inc. (a)	3,342	23,026
Move, Inc. (a)	1,056	11,289
NIC, Inc.	1,940	35,580
OpenTable, Inc. (a)	704	47,281
Pandora Media, Inc. (a)	4,667	109,301
Perficient, Inc. (a)	975	17,813
QuinStreet, Inc. (a)	880	5,368
Rackspace Hosting, Inc. (a)	3,806	110,450
RealNetworks, Inc. (a)	792	5,972
SciQuest, Inc. (a)	704	16,882
Shutterstock, Inc. (a)	372	26,974
SPS Commerce, Inc. (a)	509	26,366
Stamps.com, Inc. (a)	468	16,244
Textura Corp. (a)	554	9,867
Travelzoo, Inc. (a)	253	4,539
Trulia, Inc. (a)	968	32,912
VeriSign, Inc. (a)	4,386	206,931
VistaPrint N.V. (a)	948	37,418
Vocus, Inc. (a)	598	10,752
Web.com Group, Inc. (a)	1,315	40,384
WebMD Health Corp. (a)	1,083	47,749
XO Group, Inc. (a)	810	8,602
Xoom Corp. (a)	616	13,743
Yahoo!, Inc. (a)	30,713	1,104,132
Yelp, Inc. (a)	1,825	106,434
Zillow, Inc. Class A (a)	955	103,808

TOTAL INTERNET SOFTWARE & SERVICES		19,178,219

IT SERVICES – 17.6%
Data Processing & Outsourced Services – 9.3%
Alliance Data Systems Corp. (a)	1,561	377,606
Automatic Data Processing, Inc.	15,334	1,195,439
Blackhawk Network Holdings, Inc. Class B (a)	1,299	29,916
Broadridge Financial Solutions, Inc.	3,844	147,379
Cardtronics, Inc. (a)	1,426	47,743
Cass Information Systems, Inc.	332	16,769
Computer Sciences Corp.	4,690	277,554
Convergys Corp.	3,250	70,005
CoreLogic, Inc. (a)	2,705	75,821
CSG Systems International, Inc.	1,124	29,629
DST Systems, Inc.	952	87,765
Euronet Worldwide, Inc. (a)	1,477	67,927
EVERTEC, Inc.	2,103	49,505
ExlService Holdings, Inc. (a)	1,035	29,285
Fidelity National Information Services, Inc.	9,261	494,815
Fiserv, Inc. (a)	8,203	498,578
FleetCor Technologies, Inc. (a)	2,225	253,939
Global Cash Access Holdings, Inc. (a)	2,039	13,457
Global Payments, Inc.	2,314	154,645
Heartland Payment Systems, Inc.	1,207	49,415
Higher One Holdings, Inc. (a)	880	5,271

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
IT SERVICES – continued
Data Processing & Outsourced Services – continued
Jack Henry & Associates, Inc.	2,728	$150,477
Mastercard, Inc. Class A	33,239	2,444,728
MAXIMUS, Inc.	2,200	93,654
MoneyGram International, Inc. (a)	708	9,346
Paychex, Inc.	10,483	438,294
Sykes Enterprises, Inc. (a)	1,239	24,520
Syntel, Inc. (a)	535	42,971
TeleTech Holdings, Inc. (a)	715	17,253
The Western Union Co.	17,582	279,026
Total System Services, Inc.	5,453	173,242
Vantiv, Inc. Class A (a)	4,513	138,775
VeriFone Systems, Inc. (a)	3,451	115,401
Visa, Inc. Class A	16,120	3,266,073
WEX, Inc. (a)	1,167	111,997

		11,278,220

IT Consulting & Other Services – 8.3%
Accenture PLC Class A	20,261	1,625,338
Acxiom Corp. (a)	2,403	67,861
Booz Allen Hamilton Holding Corp.	2,088	48,525
CACI International, Inc. Class A (a)	712	49,591
CIBER, Inc. (a)	2,288	9,884
Cognizant Technology Solutions Corp. Class A (a)	19,282	923,704
Computer Task Group, Inc.	433	6,846
EPAM Systems, Inc. (a)	440	13,697
Forrester Research, Inc.	352	12,471
Gartner, Inc. (a)	2,931	202,063
iGATE Corp. (a)	996	36,454
International Business Machines Corp.	32,894	6,462,684
Leidos Holdings, Inc.	2,310	86,024
Lionbridge Technologies, Inc. (a)	1,736	10,208
ManTech International Corp. Class A	726	21,657
Sapient Corp. (a)	3,616	58,832
Science Applications International Corp.	1,347	52,533
ServiceSource International, Inc. (a)	1,758	10,970
Teradata Corp. (a)	5,211	236,892
Unisys Corp. (a)	1,408	34,313
Virtusa Corp. (a)	886	29,211

		9,999,758

TOTAL IT SERVICES		21,277,978

OFFICE ELECTRONICS – 0.5%
Office Electronics – 0.5%
Xerox Corp.	37,231	450,123
Zebra Technologies Corp. Class A (a)	1,598	110,965

TOTAL OFFICE ELECTRONICS		561,088

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 12.6%
Semiconductor Equipment – 1.8%
Advanced Energy Industries, Inc. (a)	1,232	$26,956
Amkor Technology, Inc. (a)	2,809	22,331
Applied Materials, Inc.	38,360	731,142
ATMI, Inc. (a)	995	33,830
Brooks Automation, Inc.	2,112	21,606
Cabot Microelectronics Corp. (a)	765	33,178
Cohu, Inc.	792	8,158
Entegris, Inc. (a)	4,400	48,796
FormFactor, Inc. (a)	1,760	10,120
GT Advanced Technologies, Inc. (a)	4,223	70,144
KLA-Tencor Corp.	5,300	339,147
Kulicke & Soffa Industries, Inc. (a)	2,525	37,143
Lam Research Corp. (a)	5,196	299,342
LTX-Credence Corp. (a)	1,584	15,254
MKS Instruments, Inc.	1,689	47,545
Nanometrics, Inc. (a)	704	11,447
PDF Solutions, Inc. (a)	871	16,349
Photronics, Inc. (a)	1,936	16,804
Rudolph Technologies, Inc. (a)	967	8,809
SunEdison, Inc. (a)	8,112	155,994
Teradyne, Inc. (a)	6,086	107,540
Tessera Technologies, Inc.	1,764	38,684
Ultratech, Inc. (a)	880	23,426
Veeco Instruments, Inc. (a)	1,257	46,471

		2,170,216

Semiconductors – 10.8%
Advanced Micro Devices, Inc. (a)	19,797	80,970
Altera Corp.	10,221	332,387
Ambarella, Inc. (a)	440	10,934
Analog Devices, Inc.	9,939	509,771
Applied Micro Circuits Corp. (a)	2,371	23,022
Atmel Corp. (a)	13,640	105,983
Avago Technologies Ltd.	7,892	501,142
Broadcom Corp. Class A	16,481	507,780
Cavium, Inc. (a)	1,672	70,843
Ceva, Inc. (a)	704	11,426
Cirrus Logic, Inc. (a)	2,024	45,135
Cree, Inc. (a)	3,864	182,265
Cypress Semiconductor Corp. (a)	4,648	44,017
Diodes, Inc. (a)	1,158	30,536
Entropic Communications, Inc. (a)	2,728	10,066
Exar Corp. (a)	1,380	14,932
Fairchild Semiconductor International, Inc. (a)	4,048	51,531
First Solar, Inc. (a)	2,387	161,099
Freescale Semiconductor Ltd. (a)	3,272	71,886
Hittite Microwave Corp.	993	58,944
Inphi Corp. (a)	704	10,412
Integrated Device Technology, Inc. (a)	4,844	56,529
Integrated Silicon Solution, Inc. (a)	992	14,344
Intel Corp.	158,479	4,229,805

Quarterly Report	4

Common Stocks – continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – continued
Semiconductors – continued
International Rectifier Corp. (a)	2,286	$59,527
Intersil Corp. Class A	4,048	49,952
IXYS Corp.	792	8,546
Kopin Corp. (a)	2,024	6,598
Lattice Semiconductor Corp. (a)	3,696	31,120
Linear Technology Corp.	7,477	332,727
LSI Corp.	17,424	194,103
M/A-COM Technology Solutions Holdings, Inc. (a)	353	6,181
Magnachip Semiconductor Corp. (a)	887	12,418
Marvell Technology Group Ltd.	12,584	199,582
Maxim Integrated Products, Inc.	9,041	293,290
MaxLinear, Inc. Class A (a)	704	5,540
Mellanox Technologies Ltd. (a)	1,292	45,181
Micrel, Inc.	1,584	15,777
Microchip Technology, Inc.	6,333	301,071
Micron Technology, Inc. (a)	33,589	877,345
Microsemi Corp. (a)	2,992	70,372
Monolithic Power Systems, Inc. (a)	1,078	39,994
NVE Corp. (a)	158	8,297
NVIDIA Corp.	18,153	335,286
OmniVision Technologies, Inc. (a)	1,760	34,373
ON Semiconductor Corp. (a)	14,176	133,396
PMC - Sierra, Inc. (a)	6,512	44,542
Power Integrations, Inc.	951	44,916
Rambus, Inc. (a)	3,432	41,493
RF Micro Devices, Inc. (a)	8,977	75,766
Semtech Corp. (a)	2,195	52,636
Silicon Image, Inc. (a)	2,464	13,823
Silicon Laboratories, Inc. (a)	1,320	59,334
Skyworks Solutions, Inc. (a)	6,007	246,587
Spansion, Inc. Class A (a)	1,941	34,608
SunPower Corp. (a)	1,341	44,816
Synaptics, Inc. (a)	1,058	65,755
Texas Instruments, Inc.	34,853	1,584,069
TriQuint Semiconductor, Inc. (a)	5,078	72,006
Xilinx, Inc.	8,548	403,380

		12,980,166

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		15,150,382

SOFTWARE – 20.3%
Application Software – 5.5%
ACI Worldwide, Inc. (a)	1,231	70,352
Actuate Corp. (a)	1,434	8,073
Adobe Systems, Inc. (a)	15,141	934,048
Advent Software, Inc.	1,519	43,778
ANSYS, Inc. (a)	2,972	226,793
Aspen Technology, Inc. (a)	2,970	127,680
Autodesk, Inc. (a)	7,155	343,583
Blackbaud, Inc.	1,433	43,635

	Shares	Value
Bottomline Technologies de, Inc. (a)	1,232	$38,981
BroadSoft, Inc. (a)	869	22,055
Cadence Design Systems, Inc. (a)	9,240	143,774
Callidus Software, Inc. (a)	1,254	11,969
Citrix Systems, Inc. (a)	5,966	353,844
Compuware Corp.	6,952	72,023
Concur Technologies, Inc. (a)	1,516	121,993
Ebix, Inc.	1,143	18,037
Ellie Mae, Inc. (a)	861	21,000
Epiq Systems, Inc.	968	12,381
FactSet Research Systems, Inc.	1,310	139,515
Fair Isaac Corp.	1,118	63,950
Guidance Software, Inc. (a)	528	4,863
Guidewire Software, Inc. (a)	1,783	67,326
Informatica Corp. (a)	3,454	122,444
Interactive Intelligence Group, Inc. (a)	515	32,224
Intuit, Inc.	8,624	653,268
Jive Software, Inc. (a)	792	5,924
Manhattan Associates, Inc. (a)	2,405	75,830
Mentor Graphics Corp.	3,080	63,756
MicroStrategy, Inc. Class A (a)	283	34,365
Monotype Imaging Holdings, Inc.	1,229	32,458
Net 1 UEPS Technologies, Inc. (a)	1,235	11,053
Netscout Systems, Inc. (a)	1,144	44,570
Nuance Communications, Inc. (a)	8,087	130,120
Pegasystems, Inc.	1,151	19,072
PROS Holdings, Inc. (a)	729	19,975
PTC, Inc. (a)	3,846	136,033
Qlik Technologies, Inc. (a)	2,880	63,302
RealPage, Inc. (a)	1,496	26,554
Salesforce.com, Inc. (a)	18,274	943,852
Seachange International, Inc. (a)	966	9,051
Silver Spring Networks, Inc. (a)	612	9,168
SolarWinds, Inc. (a)	2,174	87,656
Solera Holdings, Inc.	2,200	142,516
Splunk, Inc. (a)	3,411	186,138
SS&C Technologies Holdings, Inc. (a)	2,220	86,402
Synchronoss Technologies, Inc. (a)	1,056	32,145
Synopsys, Inc. (a)	4,931	185,504
Tangoe, Inc. (a)	965	14,514
Telenav, Inc. (a)	616	3,776
The Ultimate Software Group, Inc. (a)	880	105,274
TIBCO Software, Inc. (a)	4,929	96,756
TiVo, Inc. (a)	3,884	46,064
Tyler Technologies, Inc. (a)	979	79,935
Verint Systems, Inc. (a)	1,699	74,365
VirnetX Holding Corp. (a)	1,408	22,176
Vringo, Inc. (a)	2,464	10,078
Workday, Inc. Class A (a)	2,661	194,439

		6,690,410

Home Entertainment Software – 0.6%
Activision Blizzard, Inc.	14,433	288,804
Electronic Arts, Inc. (a)	9,841	278,500

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Home Entertainment Software – continued
Glu Mobile, Inc. (a)	2,112	$8,448
Rosetta Stone, Inc. (a)	528	6,289
Take-Two Interactive Software, Inc. (a)	2,817	57,410
Zynga, Inc. Class A (a)	20,132	81,535

		720,986

Systems Software – 14.2%
CA, Inc.	10,103	304,504
CommVault Systems, Inc. (a)	1,431	69,260
Fortinet, Inc. (a)	4,474	98,339
Infoblox, Inc. (a)	1,610	31,588
MICROS Systems, Inc. (a)	2,395	123,342
Microsoft Corp.	252,818	10,213,847
NetSuite, Inc. (a)	1,060	81,949
Oracle Corp.	116,237	4,751,769
Progress Software Corp. (a)	1,577	33,842
Proofpoint, Inc. (a)	415	10,558
Qualys, Inc. (a)	421	8,121
Rally Software Development Corp. (a)	504	6,592
Red Hat, Inc. (a)	6,045	294,089
Rovi Corp. (a)	3,256	72,576
ServiceNow, Inc. (a)	3,943	196,046
Symantec Corp.	22,250	451,230
Tableau Software, Inc. Class A (a)	1,218	67,319
VASCO Data Security International, Inc. (a)	1,056	12,049
VMware, Inc. Class A (a)	2,709	250,610

		17,077,630

TOTAL SOFTWARE		24,489,026

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 19.4%
Computer Hardware – 16.0%
3D Systems Corp. (a)	1,505	71,247
Apple, Inc.	28,680	16,923,781
Cray, Inc. (a)	1,232	35,371
Diebold, Inc.	1,936	72,813
Hewlett-Packard Co.	61,265	2,025,421
NCR Corp. (a)	5,298	161,642

	Shares	Value
Silicon Graphics International Corp. (a)	968	$11,693
Super Micro Computer, Inc. (a)	1,056	21,500

		19,323,468

Computer Storage & Peripherals – 3.4%
Electronics For Imaging, Inc. (a)	1,496	56,534
EMC Corp.	65,622	1,693,048
Fusion-io, Inc. (a)	2,565	22,136
Immersion Corp. (a)	886	10,047
Lexmark International, Inc. Class A	1,997	85,871
NetApp, Inc.	10,846	386,226
QLogic Corp. (a)	2,816	32,609
Quantum Corp. (a)	7,832	8,459
SanDisk Corp.	7,201	611,869
Seagate Technology PLC	10,395	546,569
Western Digital Corp.	6,779	597,433

		4,050,801

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		23,374,269

TOTAL COMMON STOCKS (Cost $118,229,899)		120,300,297

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $138,974)	138,974	138,974

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $118,368,873)		120,439,271

NET OTHER ASSETS (LIABILITIES)– 0.1%		105,636

NET ASSETS – 100%		$120,544,907

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$120,300,297	$120,300,297	$—	$—
Money Market Funds	138,974	138,974	—	—

Total Investments in Securities:	$120,439,271	$120,439,271	$—	$—

Quarterly Report	6

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $118,375,787. Net unrealized appreciation aggregated $2,063,484, of which $4,434,704 related to appreciated investment securities and $2,371,220 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s net asset value is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

7	Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, please see the fund's most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	8

Quarterly Holdings Report

for

Fidelity® MSCI Materials Index ETF

April 30, 2014

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
CHEMICALS – 67.4%
Commodity Chemicals – 6.9%
Axiall Corp.	5,193	$241,994
Cabot Corp.	4,752	274,666
Calgon Carbon Corp. (a)	4,085	81,822
Hawkins, Inc.	704	25,485
Koppers Holdings, Inc.	1,540	65,758
Kronos Worldwide, Inc.	1,716	26,855
LyondellBasell Industries N.V. Class A	34,848	3,223,440
Tredegar Corp.	1,672	34,794
Tronox Ltd. Class A	4,620	113,190

		4,088,004

Diversified Chemicals – 19.2%
Eastman Chemical Co.	11,431	996,440
EI du Pont de Nemours & Co.	68,650	4,621,518
FMC Corp.	9,899	762,223
Huntsman Corp.	15,260	382,263
LSB Industries, Inc. (a)	1,409	53,810
Olin Corp.	5,934	166,746
The Dow Chemical Co.	89,929	4,487,457

		11,470,457

Fertilizers & Agricultural Chemicals – 11.3%
American Vanguard Corp.	1,804	32,129
CF Industries Holdings, Inc.	4,262	1,044,915
Intrepid Potash, Inc. (a)	4,224	68,851
Monsanto Co.	38,985	4,315,640
The Mosaic Co.	22,047	1,103,232
The Scotts Miracle-Gro Co. Class A	3,439	210,501

		6,775,268

Industrial Gases – 8.7%
Air Products & Chemicals, Inc.	15,664	1,840,833
Airgas, Inc.	4,923	523,118
Praxair, Inc.	21,825	2,849,254

		5,213,205

Specialty Chemicals – 21.3%
A Schulman, Inc.	2,199	78,988
Advanced Emissions Solutions, Inc. (a)	1,504	34,487
Albemarle Corp.	6,034	404,519
Ashland, Inc.	5,455	526,953
Balchem Corp.	2,237	138,582
Celanese Corp.	11,702	718,854
Chemtura Corp. (a)	7,176	160,025
Cytec Industries, Inc.	2,507	238,967
Ecolab, Inc.	20,107	2,103,997
Ferro Corp. (a)	6,166	80,035
Flotek Industries, Inc. (a)	3,644	102,068
FutureFuel Corp.	1,453	29,162
HB Fuller Co.	3,740	173,274
Innophos Holdings, Inc.	1,628	91,884
Innospec, Inc.	1,760	75,786
International Flavors & Fragrances, Inc.	6,062	597,228
Kraton Performance Polymers, Inc. (a)	2,420	63,041

	Shares	Value
Landec Corp. (a)	1,716	$20,352
Minerals Technologies, Inc.	2,559	152,235
NewMarket Corp.	789	293,760
OM Group, Inc.	2,376	69,593
OMNOVA Solutions, Inc. (a)	3,476	31,701
PolyOne Corp.	6,783	254,159
PPG Industries, Inc.	10,523	2,037,463
Quaker Chemical Corp.	975	72,569
Rockwood Holdings, Inc.	5,157	366,405
RPM International, Inc.	9,894	422,078
Sensient Technologies Corp.	3,735	201,877
Sigma-Aldrich Corp.	8,886	854,922
Stepan Co.	1,408	81,425
The Sherwin-Williams Co.	6,384	1,275,779
The Valspar Corp.	6,116	446,713
WR Grace & Co. (a)	5,412	498,445
Zep, Inc.	1,443	24,949

		12,722,275

TOTAL CHEMICALS		40,269,209

CONSTRUCTION MATERIALS – 2.5%
Construction Materials – 2.5%
Eagle Materials, Inc.	3,526	293,821
Headwaters, Inc. (a)	5,412	67,542
Martin Marietta Materials, Inc.	3,435	427,073
Texas Industries, Inc. (a)	1,058	91,729
United States Lime & Minerals, Inc.	132	7,136
Vulcan Materials Co.	9,632	621,553

TOTAL CONSTRUCTION MATERIALS		1,508,854

CONTAINERS & PACKAGING – 9.0%
Metal & Glass Containers – 3.7%
Aptargroup, Inc.	4,889	329,616
Ball Corp.	10,203	573,307
Berry Plastics Group, Inc. (a)	5,545	124,707
Crown Holdings, Inc. (a)	10,251	483,540
Greif, Inc. Class A	1,892	102,527
Myers Industries, Inc.	2,020	37,774
Owens-Illinois, Inc. (a)	11,616	369,157
Silgan Holdings, Inc.	3,300	164,175

		2,184,803

Paper Packaging – 5.3%
Avery Dennison Corp.	7,175	349,135
Bemis Co., Inc.	7,655	308,037
Graphic Packaging Holding Co. (a)	20,510	210,433
MeadWestvaco Corp.	13,190	515,333
Packaging Corp. of America	7,263	483,934
Rock Tenn Co. Class A	5,329	509,506
Sealed Air Corp.	13,823	474,267
Sonoco Products Co.	7,566	318,377

		3,169,022

TOTAL CONTAINERS & PACKAGING		5,353,825

Quarterly Report	2

Common Stocks – continued
	Shares	Value
METALS & MINING – 16.6%
Aluminum – 2.1%
Alcoa, Inc.	79,367	$1,069,073
Century Aluminum Co. (a)	3,922	53,928
Kaiser Aluminum Corp.	1,400	98,560

		1,221,561

Diversified Metals & Mining – 5.8%
AMCOL International Corp.	1,937	88,811
Compass Minerals International, Inc.	2,501	229,092
Freeport-McMoRan Copper & Gold, Inc.	76,962	2,645,184
Globe Specialty Metals, Inc.	5,022	97,326
Horsehead Holding Corp. (a)	3,792	59,117
Materion Corp.	1,452	48,860
Molycorp, Inc. (a)	13,340	63,365
RTI International Metals, Inc. (a)	2,166	60,995
US Silica Holdings, Inc.	3,963	179,009

		3,471,759

Gold – 2.1%
Allied Nevada Gold Corp. (a)	7,565	25,645
Gold Resource Corp.	2,552	11,765
Newmont Mining Corp.	36,953	917,543
Royal Gold, Inc.	4,793	317,296

		1,272,249

Precious Metals & Minerals – 0.6%
Coeur Mining, Inc. (a)	7,471	64,699
Hecla Mining Co.	25,609	78,620
McEwen Mining, Inc. (a)	17,019	40,845
Paramount Gold and Silver Corp. (a)	9,768	9,866
Stillwater Mining Co. (a)	8,880	140,126

		334,156

Steel – 6.0%
AK Steel Holding Corp. (a)	10,076	70,532
Allegheny Technologies, Inc.	8,015	330,218
AM Castle & Co. (a)	1,190	14,613
Carpenter Technology Corp.	3,738	234,746
Cliffs Natural Resources, Inc.	11,342	200,980
Commercial Metals Co.	8,310	159,552
Haynes International, Inc.	924	49,018
Nucor Corp.	23,592	1,220,886
Olympic Steel, Inc.	704	18,558
Reliance Steel & Aluminum Co.	5,722	405,232
Schnitzer Steel Industries, Inc. Class A	1,936	54,344
Steel Dynamics, Inc.	16,414	299,884
SunCoke Energy, Inc. (a)	5,192	108,357
United States Steel Corp.	10,743	279,533
Universal Stainless & Alloy Products, Inc. (a)	528	18,950
Worthington Industries, Inc.	3,919	144,219

		3,609,622

TOTAL METALS & MINING		9,909,347

	Shares	Value
PAPER & FOREST PRODUCTS – 4.4%
Forest Products – 0.5%
Boise Cascade Co. (a)	2,332	$58,346
Deltic Timber Corp.	873	53,035
Louisiana-Pacific Corp. (a)	10,426	170,882

		282,263

Paper Products – 3.9%
Clearwater Paper Corp. (a)	1,412	86,683
Domtar Corp.	2,415	225,464
International Paper Co.	31,243	1,457,486
KapStone Paper and Packaging Corp. (a)	6,389	168,542
Neenah Paper, Inc.	1,231	62,005
PH Glatfelter Co.	3,215	82,047
Resolute Forest Products, Inc. (a)	6,986	124,630
Schweitzer-Mauduit International, Inc.	2,332	101,769
Wausau Paper Corp.	2,904	34,732

		2,343,358

TOTAL PAPER & FOREST PRODUCTS		2,625,621

TOTAL COMMON STOCKS (Cost $57,890,204)		59,666,856

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $45,500)	45,500	45,500

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $57,935,704)		59,712,356

NET OTHER ASSETS (LIABILITIES) – 0.0%		25,785

NET ASSETS – 100%		$59,738,141

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

3	Quarterly Report

Investments (Unaudited) – continued

Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$59,666,856	$59,666,856	$—	$—
Money Market Funds	45,500	45,500	—	—

Total Investments in Securities:	$59,712,356	$59,712,356	$—	$—

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $57,939,080. Net unrealized appreciation aggregated $1,773,276, of which $2,077,316 related to appreciated investment securities and $304,040 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s net asset value is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Telecommunication Services Index ETF

April 30, 2014

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 100.0%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 81.7%
Alternative Carriers – 15.0%
8x8, Inc. (a)	34,849	$338,035
Cogent Communications Group, Inc.	9,474	326,569
inContact, Inc. (a)	32,043	264,355
Iridium Communications, Inc. (a)	35,616	237,559
Level 3 Communications, Inc. (a)	15,289	657,886
Lumos Networks Corp.	16,183	213,777
Premiere Global Services, Inc. (a)	23,867	303,588
tw telecom, Inc. (a)	15,480	475,081
Vonage Holdings Corp. (a)	73,324	281,564

		3,098,414

INTEGRATED TELECOMMUNICATION SERVICES – 66.7%
AT&T, Inc.	141,650	5,056,905
Atlantic Tele-Network, Inc.	5,547	328,216
Cbeyond, Inc. (a)	33,109	327,448
CenturyLink, Inc.	28,570	997,379
Cincinnati Bell, Inc. (a)	71,695	240,178
Consolidated Communications Holdings, Inc.	17,832	355,213
Frontier Communications Corp.	94,770	563,882
General Communication, Inc. Class A (a)	27,711	289,303
IDT Corp. Class B	17,593	278,673
Verizon Communications, Inc.	103,734	4,847,490
Windstream Holdings, Inc.	55,703	505,226

		13,789,913

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		16,888,327

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES – 18.3%
Wireless Telecommunication Services – 18.3%
Boingo Wireless, Inc. (a)	31,812	$209,959
Contra Leap Wireless (a)	18,242	45,970
NII Holdings, Inc. (a)	51,527	44,308
NTELOS Holdings Corp.	12,818	176,760
SBA Communications Corp. Class A (a)	9,199	825,702
Shenandoah Telecommunications Co.	12,746	357,270
Sprint Corp. (a)	74,601	634,109
T-Mobile US, Inc. (a)	20,984	614,621
Telephone & Data Systems, Inc.	14,119	383,896
United States Cellular Corp.	5,544	230,298
USA Mobility, Inc.	15,460	264,830

TOTAL WIRELESS TELECOMMUNICATION SERVICES		3,787,723

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $20,346,214)		20,676,050

NET OTHER ASSETS (LIABILITIES) – 0.0%		1,896

NET ASSETS – 100%		$20,677,946

Legend

(a)	Non-income producing.

Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Common Stocks	$20,676,050	$20,630,080	$—	$45,970

Total Investments in Securities:	$20,676,050	$20,630,080	$—	$45,970

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $20,433,699. Net unrealized appreciation aggregated $242,351, of which $991,885 related to appreciated investment securities and $749,534 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a

Quarterly Report	2

Investments (Unaudited) – continued

disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s net asset value is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual shareholder report.

3	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	4

Quarterly Holdings Report

for

Fidelity® MSCI Utilities Index ETF

April 30, 2014

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
ELECTRIC UTILITIES – 52.2%
Electric Utilities – 52.2%
ALLETE, Inc.	2,423	$125,414
American Electric Power Co., Inc.	31,858	1,714,279
Cleco Corp.	3,936	206,837
Duke Energy Corp.	46,064	3,431,307
Edison International	20,212	1,143,191
El Paso Electric Co.	2,705	102,303
Empire District Electric Co.	2,798	68,047
Entergy Corp.	11,905	863,113
Exelon Corp.	56,997	1,996,605
FirstEnergy Corp.	20,571	694,271
Great Plains Energy, Inc.	10,717	287,537
Hawaiian Electric Industries, Inc.	3,388	81,278
IDACORP, Inc.	3,276	183,915
ITC Holdings Corp.	10,291	380,458
MGE Energy, Inc.	2,257	86,263
NextEra Energy, Inc.	28,395	2,835,241
Northeast Utilities	20,559	971,618
NRG Yield, Inc. Class A	1,639	70,215
OGE Energy Corp.	12,962	483,871
Otter Tail Corp.	2,562	75,067
Pepco Holdings, Inc.	17,304	463,055
Pinnacle West Capital Corp.	7,452	416,939
PNM Resources, Inc.	5,406	149,638
Portland General Electric Co.	5,413	181,173
PPL Corp.	41,543	1,385,044
The Southern Co.	57,531	2,636,646
UIL Holdings Corp.	2,327	85,471
Unitil Corp.	840	27,888
UNS Energy Corp.	2,705	162,462
Westar Energy, Inc.	8,554	306,918
Xcel Energy, Inc.	32,674	1,041,320

TOTAL ELECTRIC UTILITIES		22,657,384

GAS UTILITIES – 6.3%
Gas Utilities – 6.3%
AGL Resources, Inc.	8,069	435,726
Atmos Energy Corp.	6,576	335,639
Chesapeake Utilities Corp.	624	39,474
National Fuel Gas Co.	4,018	295,885
New Jersey Resources Corp.	2,968	147,599
Northwest Natural Gas Co.	1,767	78,225
ONE Gas, Inc.	3,543	129,603
Piedmont Natural Gas Co., Inc.	5,146	184,175
Questar Corp.	12,134	294,614
South Jersey Industries, Inc.	1,375	78,994
Southwest Gas Corp.	3,091	170,036
The Laclede Group, Inc.	2,152	102,026
UGI Corp.	7,583	354,050
WGL Holdings, Inc.	1,981	78,824

TOTAL GAS UTILITIES		2,724,870

	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 4.7%
Independent Power Producers & Energy Traders – 4.7%
AES Corp.	46,256	$668,399
Calpine Corp. (a)	23,427	537,181
Dynegy, Inc. (a)	3,449	98,124
Genie Energy Ltd. Class B (a)	930	7,533
NRG Energy, Inc.	21,557	705,345
Ormat Technologies, Inc.	1,221	32,577

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		2,049,159

MULTI-UTILITIES – 34.2%
Multi-Utilities – 34.2%
Alliant Energy Corp.	7,251	424,038
Ameren Corp.	15,838	654,268
Avista Corp.	4,220	135,673
Black Hills Corp.	2,755	159,101
CenterPoint Energy, Inc.	27,160	672,482
CMS Energy Corp.	17,531	531,365
Consolidated Edison, Inc.	19,501	1,131,643
Dominion Resources, Inc.	37,873	2,747,307
DTE Energy Co.	11,535	901,345
Integrys Energy Group, Inc.	5,370	329,074
MDU Resources Group, Inc.	11,905	421,675
NiSource, Inc.	20,449	742,708
NorthWestern Corp.	2,519	121,869
PG&E Corp.	29,838	1,360,016
Public Service Enterprise Group, Inc.	33,221	1,361,064
SCANA Corp.	9,012	483,764
Sempra Energy	15,151	1,494,040
TECO Energy, Inc.	15,211	273,189
Vectren Corp.	5,394	218,835
Wisconsin Energy Corp.	14,785	716,777

TOTAL MULTI-UTILITIES		14,880,233

WATER UTILITIES – 2.4%
Water Utilities – 2.4%
American States Water Co.	2,537	77,023
American Water Works Co., Inc.	11,645	530,197
Aqua America, Inc.	11,970	300,327
California Water Service Group	3,128	70,380
Connecticut Water Service, Inc.	723	23,498
Middlesex Water Co.	1,031	20,960
SJW Corp.	1,064	28,973

TOTAL WATER UTILITIES		1,051,358

TOTAL COMMON STOCKS (Cost $39,508,880)		43,363,004

Quarterly Report	2

Money Market Funds – 0.2%
	Shares	Value
SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $62,499)	62,499	$62,499

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $39,571,379)		43,425,503

NET OTHER ASSETS (LIABILITIES) – 0.0%		19,003

NET ASSETS – 100%		$43,444,506

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$43,363,004	$43,363,004	$—	$—
Money Market Funds	62,499	62,499	—	—

Total Investments in Securities:	$43,425,503	$43,425,503	$—	$—

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $39,581,085. Net unrealized appreciation aggregated $3,844,418, of which $3,871,556 related to appreciated investment securities and $27,138 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s net asset value is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual shareholder report.

3	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	4

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	June 26, 2014

By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 26, 2014